UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SEMI-ANNUAL REPORT

OAK RIDGE SMALL CAP GROWTH FUND

OAK RIDGE INTERNATIONAL SMALL CAP FUND

OAK RIDGE DYNAMIC SMALL CAP FUND

OAK RIDGE DISCIPLINED GROWTH FUND

OAK RIDGE MULTI STRATEGY FUND

OAK RIDGE DIVIDEND GROWTH FUND

NOVEMBER 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds by contacting the Funds at 1-855-551-5521 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at 1-855-551-5521 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Oak Ridge Investments | www.oakridgefunds.com

Oak Ridge Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	26
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	39
Notes to Financial Statements	53
Supplemental Information	69
Expense Examples	76

This report and the financial statements contained herein are provided for the general information of the shareholders of the Oak Ridge Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.oakridgefunds.com

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 101.9%
	Communications – 1.8%
180,000	MSG Networks, Inc.*	$4,820,400
	Consumer Discretionary – 18.5%
246,000	American Eagle Outfitters, Inc.	5,148,780
37,000	Bright Horizons Family Solutions, Inc.*	4,502,160
43,000	Burlington Stores, Inc.*	7,127,680
138,000	Duluth Holdings, Inc. - Class B*	4,330,440
73,000	Five Below, Inc.*	7,649,670
100,000	Ollie's Bargain Outlet Holdings, Inc.*	8,870,000
228,000	Party City Holdco, Inc.*	2,724,600
58,000	Pool Corp.	9,425,580
		49,778,910
	Consumer Staples – 5.2%
223,000	elf Beauty, Inc.*	2,845,480
313,000	Nomad Foods Ltd.* 1	6,328,860
202,000	Sprouts Farmers Market, Inc.*	4,650,040
		13,824,380
	Energy – 1.5%
173,000	Matador Resources Co.*	3,944,400

	Financials – 6.2%
85,000	Ameris Bancorp	3,640,550
36,000	Green Dot Corp. - Class A*	3,000,240
137,000	Home BancShares, Inc.	2,686,570
61,000	Pinnacle Financial Partners, Inc.	3,498,350
99,000	PRA Group, Inc.*	3,021,480
19,000	Stifel Financial Corp.	917,130
		16,764,320
	Health Care – 26.6%
133,000	Acadia Healthcare Co., Inc.*	4,518,010
35,000	Adamas Pharmaceuticals, Inc.*	358,400
133,000	Arrowhead Pharmaceuticals, Inc.*	1,931,160
54,000	Cambrex Corp.*	2,582,820
117,000	Corcept Therapeutics, Inc.*	1,629,810
102,000	DBV Technologies S.A. - ADR* 1	1,540,200
142,000	Evolent Health, Inc. - Class A*	3,649,400
176,000	Globus Medical, Inc. - Class A*	8,499,040
165,000	Horizon Pharma PLC* 1	3,296,700
37,000	Insulet Corp.*	3,105,410
55,000	La Jolla Pharmaceutical Co.*	795,850
61,000	Ligand Pharmaceuticals, Inc. - Class B*	9,623,970
160,000	Omnicell, Inc.*	12,356,800

1

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
50,000	Pacira Pharmaceuticals, Inc.*	$2,416,500
12,000	Penumbra, Inc.*	1,670,640
107,000	Retrophin, Inc.*	2,625,780
50,000	Sage Therapeutics, Inc.*	5,764,500
17,000	Sarepta Therapeutics, Inc.*	2,200,990
60,000	Supernus Pharmaceuticals, Inc.*	2,845,200
		71,411,180
	Industrials – 14.1%
68,000	A.O. Smith Corp.	3,221,840
216,000	Advanced Disposal Services, Inc.*	5,821,200
84,000	ASGN Inc.*	5,817,000
112,000	Beacon Roofing Supply, Inc.*	3,904,320
26,000	John Bean Technologies Corp.	2,146,040
70,000	Saia, Inc.*	4,221,700
57,000	SiteOne Landscape Supply, Inc.*	3,513,480
39,000	Watsco, Inc.	5,994,300
225,000	Welbilt, Inc.*	3,109,500
		37,749,380
	Information Technology – 15.3%
108,000	Envestnet, Inc.*	5,901,120
62,000	EPAM Systems, Inc.*	8,075,500
64,000	Euronet Worldwide, Inc.*	7,527,040
28,000	Littelfuse, Inc.	5,357,800
36,000	Silicon Laboratories, Inc.*	3,181,320
44,000	WEX, Inc.*	6,818,680
45,000	Wix.com Ltd.* 1	4,238,100
		41,099,560
	Materials – 1.2%
148,000	Codexis, Inc.*	3,244,160

	Real Estate – 1.3%
87,000	Terreno Realty Corp. - REIT	3,393,870

	Technology – 10.2%
25,000	2U, Inc.*	1,459,750
48,000	Bottomline Technologies de, Inc.*	2,643,360
183,000	Descartes Systems Group, Inc.* 1	5,383,860
117,000	Integrated Device Technology, Inc.*	5,608,980
37,000	Lumentum Holdings, Inc.*	1,645,390
70,000	Mimecast Ltd.* 1	2,606,100
29,000	New Relic, Inc.*	2,528,510
125,000	Perficient, Inc.*	3,163,750

2

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
150,000	Quantenna Communications, Inc.*	$2,247,000
		27,286,700
	Total Common Stocks (Cost $201,078,973)	273,317,260

	Mutual Funds – 0.9%
226,915	Oak Ridge International Small Cap Fund - Class I2	2,418,918

	Total Mutual Funds (Cost $2,533,986)	2,418,918

Principal Amount
	Short-Term Investments – 3.5%
$9,503,876	UMB Money Market II Special, 1.97%[3]	9,503,876

	Total Short-Term Investments (Cost $9,503,876)	9,503,876

	Total Investments – 106.3% (Cost $213,116,835)	285,240,054
	Liabilities in Excess of Other Assets – (6.3)%	(16,921,555)

	Total Net Assets – 100.0%	$268,318,499

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Affiliated company.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

3

Oak Ridge Small Cap Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	26.6%
Consumer Discretionary	18.5%
Information Technology	15.3%
Industrials	14.1%
Technology	10.2%
Financials	6.2%
Consumer Staples	5.2%
Communications	1.8%
Energy	1.5%
Real Estate	1.3%
Materials	1.2%
Total Common Stocks	101.9%
Mutual Funds	0.9%
Short-Term Investments	3.5%
Total Investments	106.3%
Liabilities in Excess of Other Assets	(6.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

4

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 103.1%
	Australia – 7.0%
32,660	Costa Group Holdings Ltd.	$181,657
152,428	Elders Ltd.	753,116
71,340	GWA Group Ltd.	135,568
220,443	IDP Education Ltd.	1,472,627
20,992	Nick Scali Ltd.	81,317
183,078	Regis Resources Ltd.	567,352
40,978	Sandfire Resources NL	191,682
106,808	SmartGroup Corp. Ltd.	793,917
121,584	SpeedCast International Ltd.	291,474
		4,468,710
	Austria – 0.9%
16,145	Oesterreichische Post A.G.	594,402

	Belgium – 0.9%
1,688	Barco N.V.	189,000
8,986	D'ieteren S.A.	360,742
		549,742
	China – 7.0%
1,256,000	China Communications Services Corp. Ltd. - Class H	1,048,272
65,000	China Shineway Pharmaceutical Group Ltd.	81,001
73,100	Health and Happiness H&H International Holdings Ltd.*	469,955
166,600	HKBN Ltd.	259,354
263,500	Kerry Logistics Network Ltd.	423,675
691,000	Lonking Holdings Ltd.	179,286
49,000	Sinopec Engineering Group Co., Ltd. - Class H	45,405
458,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	207,809
345,000	SmarTone Telecommunications Holdings Ltd.	429,486
308,000	Vitasoy International Holdings Ltd.	1,247,904
5,000	VTech Holdings Ltd.	47,418
		4,439,565
	Denmark – 4.5%
50,480	GN Store Nord A/S	1,763,450
4,137	Rockwool International A/S - B Shares	1,076,216
		2,839,666
	Faroe Islands – 2.4%
29,497	Bakkafrost P/F	1,512,103

	France – 0.3%
2,339	Gaztransport Et Technigaz S.A.	174,770

	Germany – 5.8%
2,131	Cancom S.E.	84,777
19,858	Hamburger Hafen und Logistik A.G.	435,244

5

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
8,601	Isra Vision A.G.	$334,965
23,612	Jenoptik A.G.	714,267
11,230	Nemetschek S.E.	1,361,636
340	Rational A.G.	193,422
6,016	Siltronic A.G.	543,504
177	XING SE	53,202
		3,721,017
	Italy – 1.1%
3,466	Amplifon S.p.A.	57,996
3,961	Biesse S.p.A.	82,108
61,843	Fiera Milano S.p.A.*	273,053
156,902	Piaggio & C S.p.A.	317,072
		730,229
	Japan – 38.1%
7,900	ADEKA Corp.	125,200
107,600	Aeon Mall Co., Ltd.	1,934,648
1,400	Ariake Japan Co., Ltd.	120,988
45,200	Asahi Intecc Co., Ltd.	2,118,346
17,300	Cawachi Ltd.	336,658
3,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	87,742
6,000	Doutor Nichires Holdings Co., Ltd.	117,077
12,500	en-japan, Inc.	504,339
8,800	F-Tech, Inc.	86,283
42,900	FIDEA Holdings Co., Ltd.	58,578
3,100	Fuyo General Lease Co., Ltd.	187,887
6,300	G-Tekt Corp.	88,299
33,300	Gurunavi, Inc.	247,004
40,800	Ito En Ltd.	1,872,598
48,400	Iwatani Corp.	1,611,699
5,300	Kaga Electronics Co., Ltd.	112,242
23,600	Kakaku.com, Inc.	474,848
9,200	Kintetsu World Express, Inc.	155,042
2,700	Kirindo Holdings Co., Ltd.	38,413
13,100	Kura Corp.	823,979
24,400	Lintec Corp.	552,420
11,000	Maruzen Showa Unyu Co., Ltd.	301,854
12,000	Mimasu Semiconductor Industry Co., Ltd.	163,326
4,000	Miyazaki Bank Ltd.	115,756
10,900	Nichirei Corp.	307,752
3,500	Nihon Eslead Corp.	49,980
8,900	Nippo Corp.	151,711

6

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
2,400	Nishio Rent All Co., Ltd.	$87,636
6,700	Nisshin Oillio Group Ltd.	207,761
24,000	NS Solutions Corp.	686,077
45,100	Okamura Corp.	650,387
14,900	Onoken Co., Ltd.	220,255
13,200	Rinnai Corp.	946,553
36,300	Rohto Pharmaceutical Co., Ltd.	1,146,417
17,100	Senko Group Holdings Co., Ltd.	133,167
4,200	Shinagawa Refractories Co., Ltd.	159,283
129,700	Sumitomo Forestry Co., Ltd.	1,913,822
91,400	Sun Frontier Fudousan Co., Ltd.	967,826
12,000	Sun-Wa Technos Corp.	131,824
12,200	Takara Bio, Inc.	305,014
12,600	U-Shin Ltd.*	109,334
53,100	UACJ Corp.	1,111,912
42,900	Unipres Corp.	808,001
19,800	Welcia Holdings Co., Ltd.	1,002,951
3,500	Xebio Holdings Co., Ltd.	45,417
37,800	Yamazen Corp.	400,594
15,200	Yuasa Trading Co., Ltd.	509,501
		24,288,401
	Netherlands – 2.6%
18,051	Heijmans N.V.*	177,792
6,442	TKH Group N.V.	326,731
127,128	TomTom N.V.*	1,151,392
		1,655,915
	Norway – 3.2%
1,836	Aker A.S.A.	104,671
4,240	Salmar A.S.A.	239,061
59,938	TGS Nopec Geophysical Co. A.S.A.	1,675,773
		2,019,505
	Portugal – 0.5%
46,558	Altri SGPS S.A.	338,393

	Singapore – 2.4%
113,100	ComfortDelGro Corp. Ltd.	173,125
127,000	Venture Corp. Ltd.	1,380,254
		1,553,379
	Spain – 3.3%
41,545	Cia de Distribucion Integral Logista Holdings S.A.	1,037,567
161,940	Ence Energia y Celulosa S.A.	1,021,177

7

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPAIN (Continued)
11,514	Talgo S.A.* 1	$65,567
		2,124,311
	Sweden – 4.6%
28,125	Betsson A.B.*	227,040
28,604	Dustin Group A.B.[1]	255,132
18,593	Nolato A.B. - B Shares	806,731
75,112	Swedish Orphan Biovitrum A.B.*	1,622,090
		2,910,993
	Switzerland – 1.4%
5,270	Kardex A.G. *	625,585
21,298	OC Oerlikon Corp. A.G. *	249,624
		875,209
	United Kingdom – 17.1%
29,301	Bodycote PLC	274,790
743,743	boohoo.com PLC*	1,811,499
31,719	Dunelm Group PLC	219,058
5,429	Electrocomponents PLC	35,612
8,565	EMIS Group PLC	101,169
10,410	Greggs PLC	184,908
802,701	Hays PLC	1,603,766
29,083	HomeServe PLC	352,235
364,292	JD Sports Fashion PLC	1,833,529
66,954	Pagegroup PLC	424,520
297,369	QinetiQ Group PLC	1,124,985
152,733	Redde PLC	339,018
57,579	SSP Group PLC	459,502
87,218	WH Smith PLC	2,118,215
		10,882,806
	Total Common Stocks (Cost $69,885,124)	65,679,116

	Exchange-Traded Funds – 3.4%

	United States – 3.4%
35,000	iShares MSCI EAFE ETF	2,196,950

	Total Exchange-Traded Funds (Cost $2,197,055)	2,196,950

8

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2018 (Unaudited)

Value
Total Investments – 106.5% (Cost $72,082,179)	$67,876,066
Liabilities in Excess of Other Assets – (6.5)%	(4,161,430)

Total Net Assets – 100.0%	$63,714,636

ETF – Exchange-Traded Fund

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $320,699 which represents 0.5% of Net Assets.

See accompanying Notes to Financial Statements.

9

Oak Ridge International Small Cap Fund
SUMMARY OF INVESTMENTS
As of November 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	24.2%
Industrials	22.4%
Consumer Staples	13.0%
Health Care	11.1%
Materials	10.2%
Technology	6.1%
Information Technology	4.5%
Financials	3.8%
Communications	3.6%
Energy	2.6%
Telecommunication Services	1.6%
Total Common Stocks	103.1%
Exchange-Traded Funds	3.4%
Total Investments	106.5%
Liabilities in Excess of Other Assets	(6.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

10

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 98.8%
	Communications – 2.0%
1,390	AMC Networks, Inc. - Class A*	$83,206
3,844	MSG Networks, Inc.*	102,942
26,304	TEGNA, Inc.	349,580
		535,728
	Consumer Discretionary – 10.0%
4,394	America's Car-Mart, Inc.*	326,079
3,360	American Eagle Outfitters, Inc.	70,325
2,400	BMC Stock Holdings, Inc.*	40,824
15,152	Carrols Restaurant Group, Inc.*	166,975
4,870	Core-Mark Holding Co., Inc.	127,984
2,728	Denny's Corp.*	45,121
760	iRobot Corp.*	72,504
910	Johnson Outdoors, Inc. - Class A	64,883
4,760	Laureate Education, Inc. - Class A*	70,210
14,236	Malibu Boats, Inc. - Class A*	689,307
9,924	MDC Holdings, Inc.	292,262
14,130	Modine Manufacturing Co.*	184,396
22,920	National CineMedia, Inc.	158,377
34,710	Office Depot, Inc.	112,113
1,470	Sinclair Broadcast Group, Inc. - Class A	46,231
4,075	Superior Industries International, Inc.	29,992
16	Tenneco, Inc.	540
6,162	Zumiez, Inc.*	121,515
		2,619,638
	Consumer Staples – 1.0%
4,010	Sprouts Farmers Market, Inc.*	92,310
7,640	United Natural Foods, Inc.*	165,101
		257,411
	Energy – 5.7%
780	C&J Energy Services, Inc.*	13,400
970	CVR Energy, Inc.	36,608
3,420	Delek U.S. Holdings, Inc.	136,082
6,980	EnLink Midstream LLC	79,781
10,383	Exterran Corp.*	233,617
8,910	Keane Group, Inc.*	99,079
4,530	Mammoth Energy Services, Inc.	113,975
9,590	Newfield Exploration Co.*	162,551
177	Newpark Resources, Inc.*	1,361
21,504	Par Pacific Holdings, Inc.*	363,848
2,150	PBF Energy, Inc. - Class A	83,162
620	Penn Virginia Corp.*	36,053

11

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
6,215	Unit Corp.*	$129,272
		1,488,789
	Financials – 18.0%
2,480	BankUnited, Inc.	85,659
20,325	Cathay General Bancorp	804,260
7,420	CenterState Bank Corp.	185,574
1,800	Chatham Lodging Trust - REIT	35,982
5,005	ConnectOne Bancorp, Inc.	100,801
24,256	CoreCivic, Inc. - REIT	532,419
2,110	Customers Bancorp, Inc.*	41,166
1,410	EPR Properties - REIT	99,870
8,022	FCB Financial Holdings, Inc. - Class A*	317,992
14,790	First Merchants Corp.	621,772
11,603	GEO Group, Inc. - REIT	269,654
14,000	Hospitality Properties Trust - REIT	375,760
650	IBERIABANK Corp.	48,588
3,510	Lakeland Bancorp, Inc.	58,020
3,060	LTC Properties, Inc. - REIT	142,106
1,026	NMI Holdings, Inc. - Class A*	20,048
15,161	On Deck Capital, Inc.*	118,862
70	Outfront Media, Inc. - REIT	1,455
3,060	Peapack Gladstone Financial Corp.	87,547
10	Realogy Holdings Corp.	193
11,060	Renasant Corp.	404,243
7,808	Universal Insurance Holdings, Inc.	342,693
1,760	Univest Corp. of Pennsylvania	44,880
		4,739,544
	Health Care – 15.6%
55,917	Accuray, Inc.*	229,260
7,090	Akebia Therapeutics, Inc.*	57,287
2,490	Amedisys, Inc.*	339,263
2,510	Bruker Corp.	83,182
553	ChemoCentryx, Inc.*	5,558
11,030	CytomX Therapeutics, Inc.*	152,214
435	Eagle Pharmaceuticals, Inc.*	21,924
3,680	Enanta Pharmaceuticals, Inc.*	291,235
6,940	Endo International PLC*1	83,488
2,070	Genomic Health, Inc.*	163,634
8,830	Halozyme Therapeutics, Inc.*	145,783
6,821	Integer Holdings Corp.*	604,204
5,210	Invitae Corp.*	72,575

12

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,120	MacroGenics, Inc.*	$36,485
3,270	Mallinckrodt PLC*1	77,793
2,630	Medpace Holdings, Inc.*	162,823
12,193	NanoString Technologies, Inc.*	210,573
11,901	Phibro Animal Health Corp. - Class A	403,444
8,660	Premier, Inc. - Class A*	343,456
800	PTC Therapeutics, Inc.*	28,416
10	Retrophin, Inc.*	245
6,414	STAAR Surgical Co.*	243,796
11,275	Vanda Pharmaceuticals, Inc.*	282,326
2,800	Vericel Corp.*	49,224
		4,088,188
	Industrials – 22.1%
10,390	Applied Industrial Technologies, Inc.	677,740
5,670	Atkore International Group, Inc.*	115,781
10,470	Brady Corp. - Class A	456,073
5,850	Cactus, Inc. - Class A*	168,948
5,160	Comfort Systems USA, Inc.	271,726
4,430	Echo Global Logistics, Inc.*	112,389
8,967	Federal Signal Corp.	210,366
3,900	Forward Air Corp.	254,592
9,490	H&E Equipment Services, Inc.	210,203
12,280	Harsco Corp.*	328,490
1,880	Herman Miller, Inc.	63,657
8,100	Hub Group, Inc. - Class A*	359,964
24,090	Interface, Inc.	390,258
4,560	Kforce, Inc.	144,506
8,650	Knoll, Inc.	167,551
1,850	Landstar System, Inc.	201,798
6,250	McGrath RentCorp	333,937
19	Patrick Industries, Inc.*	755
5,120	Resources Connection, Inc.	86,221
2,300	Steelcase, Inc. - Class A	37,260
1,960	TrueBlue, Inc.*	49,490
19,980	Universal Forest Products, Inc.	552,647
11,300	WESCO International, Inc.*	603,533
		5,797,885
	Information Technology – 8.9%
6,090	A10 Networks, Inc.*	38,367
24,250	Amkor Technology, Inc.*	166,112
904	Axcelis Technologies, Inc.*	18,008

13

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
14,920	Diodes, Inc.*	$519,664
2,840	EVERTEC, Inc.[1]	77,617
17,077	Extreme Networks, Inc.*	112,367
5,328	KEMET Corp.	109,117
6,910	Nanometrics, Inc.*	221,949
640	RingCentral, Inc. - Class A*	53,056
2,800	SPS Commerce, Inc.*	238,644
2,730	Systemax, Inc.	76,140
15,321	Verint Systems, Inc.*	696,033
		2,327,074
	Materials – 3.7%
2,552	AdvanSix, Inc.*	73,268
2,815	Ferro Corp.*	54,329
4,280	Innospec, Inc.	315,607
5,490	Materion Corp.	290,311
8,546	MDU Resources Group, Inc.	226,213
		959,728
	Real Estate – 4.6%
5,190	National Health Investors, Inc. - REIT	404,716
3,973	PS Business Parks, Inc. - REIT	560,273
12,388	Urstadt Biddle Properties, Inc. - REIT	254,945
		1,219,934
	Technology – 6.2%
158	Agilysys, Inc.*	2,605
1,242	Computer Programs & Systems, Inc.	33,137
14,576	Comtech Telecommunications Corp.	372,271
3,270	GreenSky, Inc. - Class A*	30,444
6,020	Mellanox Technologies Ltd.*1	558,837
18	NextGen Healthcare, Inc.*	316
13,598	Perficient, Inc.*	344,165
3,954	QAD, Inc. - Class A	167,768
8,100	Quantenna Communications, Inc.*	121,338
		1,630,881
	Utilities – 1.0%
3,176	Chesapeake Utilities Corp.	273,263
	Total Common Stocks (Cost $25,827,366)	25,938,063

14

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2018 (Unaudited)

Number of Shares		Value
	RIGHTS – 0.0%
7,920	First Eagle Holdings, Inc.*3	$5,703

	Total Rights (Cost $—)	5,703

Principal Amount
	Short-Term Investments – 1.3%
$352,104	UMB Money Market II Special, 1.97%[2]	352,104

	Total Short-Term Investments (Cost $352,104)	352,104

	Total Investments – 100.1% (Cost $26,179,470)	26,295,870
	Liabilities in Excess of Other Assets – (0.1)%	(15,601)

	Total Net Assets – 100.0%	$26,280,269

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.02% of Net Assets. The total value of these securities is $5,703.

See accompanying Notes to Financial Statements.

15

Oak Ridge Dynamic Small Cap Fund

SUMMARY OF INVESTMENTS

As of November 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	22.1%
Financials	18.0%
Health Care	15.6%
Consumer Discretionary	10.0%
Information Technology	8.9%
Technology	6.2%
Energy	5.7%
Real Estate	4.6%
Materials	3.7%
Communications	2.0%
Utilities	1.0%
Consumer Staples	1.0%
Total Common Stocks	98.8%
Rights	0.0%
Short-Term Investments	1.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

16

Oak Ridge Disciplined Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 94.3%
	Communications – 10.7%
446	Alphabet, Inc. - Class A*	$494,904
463	Alphabet, Inc. - Class C*	506,721
7,090	Comcast Corp. - Class A	276,581
1,829	Facebook, Inc. - Class A*	257,176
579	Netflix, Inc.*	165,669
		1,701,051
	Consumer Discretionary – 14.2%
509	Amazon.com, Inc.*	860,297
4,688	LKQ Corp.*	130,514
4,492	Ross Stores, Inc.	393,499
1,372	Ulta Beauty, Inc.*	408,568
3,155	VF Corp.	256,470
2,211	Yum! Brands, Inc.	203,898
		2,253,246
	Consumer Staples – 5.0%
4,932	Coca-Cola Co.	248,573
1,754	Costco Wholesale Corp.	405,665
2,691	Unilever PLC - ADR[1]	146,094
		800,332
	Energy – 0.8%
1,175	EOG Resources, Inc.	121,389

	Financials – 2.0%
3,982	Intercontinental Exchange, Inc.	325,409

	Health Care – 19.7%
2,165	AbbVie, Inc.	204,095
706	ABIOMED, Inc.*	234,872
2,790	Acadia Healthcare Co., Inc.*	94,776
1,383	Alexion Pharmaceuticals, Inc.*	170,316
4,422	Corcept Therapeutics, Inc.*	61,598
2,338	Danaher Corp.	256,105
2,726	Eli Lilly & Co.	323,413
5,273	Globus Medical, Inc. - Class A*	254,633
926	Incyte Corp.*	59,495
828	Ligand Pharmaceuticals, Inc. - Class B*	130,634
1,679	Pacira Pharmaceuticals, Inc.*	81,146
2,234	Sage Therapeutics, Inc.*	257,558
2,049	Stryker Corp.	359,518
2,315	UnitedHealth Group, Inc.	651,348
		3,139,507

17

Oak Ridge Disciplined Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Industrials – 12.1%
3,838	AMETEK, Inc.	$281,824
3,033	Fortive Corp.	230,720
2,032	Illinois Tool Works, Inc.	282,550
729	TransDigm Group, Inc.*	263,657
1,592	Verisk Analytics, Inc. - Class A*	196,326
6,535	Waste Connections, Inc.[1]	512,867
2,008	XPO Logistics, Inc.*	152,327
		1,920,271
	Information Technology – 27.7%
1,956	ANSYS, Inc.*	316,911
5,933	Apple, Inc.	1,059,515
527	Broadcom Ltd.	125,115
2,859	Cognizant Technology Solutions Corp. - Class A	203,647
3,253	EPAM Systems, Inc.*	423,703
1,441	Fidelity National Information Services, Inc.	155,556
2,720	Fortinet, Inc.*	200,845
955	KLA-Tencor Corp.	94,125
7,488	Microsoft Corp.	830,344
1,962	PayPal Holdings, Inc.*	168,359
1,852	salesforce.com, Inc.*	264,392
4,000	Visa, Inc. - Class A	566,840
		4,409,352
	Materials – 2.1%
2,090	Ecolab, Inc.	335,424

	Total Common Stocks (Cost $12,460,969)	15,005,981

Principal Amount
	Short-Term Investments – 5.8%
$917,118	UMB Money Market II Special, 1.97%[2]	917,118

	Total Short-Term Investments (Cost $917,118)	917,118

	Total Investments – 100.1% (Cost $13,378,087)	15,923,099
	Liabilities in Excess of Other Assets – (0.1)%	(9,901)

	Total Net Assets – 100.0%	$15,913,198

ADR – American Depository Receipt

PLC – Public Limited Company

18

Oak Ridge Disciplined Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

19

Oak Ridge Disciplined Growth Fund

SUMMARY OF INVESTMENTS

As of November 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	27.7%
Health Care	19.7%
Consumer Discretionary	14.2%
Industrials	12.1%
Communications	10.7%
Consumer Staples	5.0%
Materials	2.1%
Financials	2.0%
Energy	0.8%
Total Common Stocks	94.3%
Short-Term Investments	5.8%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

20

Oak Ridge Multi Strategy Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Mutual Funds – 99.4%
258,084	Bramshill Income Performance Fund - Class Institutional	$2,513,741
1,159,233	Oak Ridge Disciplined Growth Fund - Class I1	15,591,684
719,596	Oak Ridge Dividend Growth Fund - Class I1	11,750,994
1,719,274	Oak Ridge Dynamic Small Cap Fund - Class I1	24,740,357
829,293	Oak Ridge Global Resources & Infrastructure Fund - Class I1	9,288,086
259,147	Oak Ridge International Small Cap Fund - Class I1	2,762,510
49,558	Wavelength Interest Rate Neutral Fund	486,662
	Total Mutual Funds (Cost $60,760,379)	67,134,034

Principal Amount
	Short-Term Investments – 1.0%
$677,687	UMB Money Market II Special, 1.97%[2]	677,687

	Total Short-Term Investments (Cost $677,687)	677,687

	Total Investments – 100.4% (Cost $61,438,066)	67,811,721
	Liabilities in Excess of Other Assets – (0.4)%	(241,709)

	Total Net Assets – 100.0%	$67,570,012

[1]	Affiliated company.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

21

Oak Ridge Multi Strategy Fund

SUMMARY OF INVESTMENTS

As of November 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Mutual Funds	99.4%
Short-Term Investments	1.0%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

22

Oak Ridge Dividend Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 98.8%
	Communication Services – 5.1%
6,219	Verizon Communications, Inc.	$375,006
2,532	Walt Disney Co.	292,420
		667,426
	Consumer Discretionary – 10.9%
5,479	Carnival Corp.[1]	330,329
2,254	Home Depot, Inc.	406,441
3,047	Stanley Black & Decker, Inc.	398,700
3,579	VF Corp.	290,937
		1,426,407
	Consumer Staples – 7.0%
7,562	Coca-Cola Co.	381,125
4,206	Kraft Heinz Co.	215,011
5,769	Unilever PLC - ADR[1]	313,199
		909,335
	Energy – 6.7%
2,513	Chevron Corp.	298,896
3,314	Exxon Mobil Corp.	263,463
18,735	Kinder Morgan, Inc.	319,807
		882,166
	Financials – 16.6%
1,208	BlackRock, Inc.	517,036
9,816	Blackstone Group LP	331,094
3,517	CME Group, Inc.	668,511
5,905	JPMorgan Chase & Co.	656,577
		2,173,218
	Health Care – 19.6%
3,666	AbbVie, Inc.	345,594
1,540	Becton, Dickinson and Co.	389,235
3,656	Eli Lilly & Co.	433,748
4,279	Novartis A.G. - ADR[1]	391,657
2,779	Stryker Corp.	487,603
1,820	UnitedHealth Group, Inc.	512,075
		2,559,912
	Industrials – 9.3%
1,105	Boeing Co.	383,170
2,825	Illinois Tool Works, Inc.	392,816
4,655	Waste Management, Inc.	436,406
		1,212,392
	Information Technology – 21.6%
2,402	Apple, Inc.	428,949

23

Oak Ridge Dividend Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
3,523	Automatic Data Processing, Inc.	$519,361
9,603	Cisco Systems, Inc.	459,696
3,571	Fidelity National Information Services, Inc.	385,489
5,685	Microsoft Corp.	630,410
6,885	QUALCOMM, Inc.	401,120
		2,825,025
	Materials – 2.0%
1,639	Linde PLC[1]	260,683
	Total Common Stocks (Cost $11,431,347)	12,916,564

Principal Amount
	Short-Term Investments – 1.2%
$162,464	UMB Money Market II Special, 1.97%[2]	162,464

	Total Short-Term Investments (Cost $162,464)	162,464

	Total Investments – 100.0% (Cost $11,593,811)	13,079,028
	Liabilities in Excess of Other Assets – 0.0%	(515)

	Total Net Assets – 100.0%	$13,078,513

ADR – American Depository Receipt

LP – Limited Partnership

PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

24

Oak Ridge Dividend Growth Fund

SUMMARY OF INVESTMENTS

As of November 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	21.6%
Health Care	19.6%
Financials	16.6%
Consumer Discretionary	10.9%
Industrials	9.3%
Consumer Staples	7.0%
Energy	6.7%
Communication Services	5.1%
Materials	2.0%
Total Common Stocks	98.8%
Short-Term Investments	1.2%
Total Investments	100.0%
Liabilities in Excess of Other Assets	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

25

STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2018 (Unaudited)

	Oak Ridge Small Cap Growth Fund	Oak Ridge International Small Cap Fund	Oak Ridge Dynamic Small Cap Fund
Assets:
Investments, at cost	$210,582,849	$72,082,179	$26,179,470
Investments in affiliated issuers, at cost	2,533,986	-	-
Investments, at value	$282,821,136	$67,876,066	$26,295,870
Investments in affiliated issuers, at value	2,418,918	-	-
Receivables:
Investment securities sold	-	3,969,083	-
Fund shares sold	3,023,069	31,445	-
Dividends and interest	50,905	233,971	22,865
Prepaid expenses	33,264	18,323	19,213
Total assets	288,347,292	72,128,888	26,337,948

Liabilities:
Payables:
Investment securities purchased	-	2,532,665	-
Fund shares redeemed	19,369,330	5,371,891	-
Due to custodian	-	366,083	-
Advisory fees	164,593	29,042	1,405
Distribution fees - Class A (Note 8)	23,616	3,384	16
Distribution fees - Class C (Note 8)	21,828	-	-
Shareholder servicing fees (Note 7)	-	11,937	7,956
Transfer agent fees and expenses (Note 2)	298,935	14,316	11,446
Fund administration fees	30,787	10,550	6,579
Auditing fees	9,187	8,782	8,782
Fund accounting fees	23,294	24,021	8,732
Custody fees	7,802	32,246	4,648
Trustees' fees and expenses	2,489	-	-
Trustees' deferred compensation (Note 4)	1,705	1,442	1,383
Chief Compliance Officer fees	713	-	926
Accrued other expenses	74,514	7,893	5,806
Total liabilities	20,028,793	8,414,252	57,679

Net Assets	$268,318,499	$63,714,636	$26,280,269

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$140,698,687	$75,113,658	$22,207,093
Total distributable earnings (loss)	127,619,812	(11,399,022)	4,073,176
Net Assets	$268,318,499	$63,714,636	$26,280,269

See accompanying Notes to Financial Statements.

26

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of November 30, 2018 (Unaudited)

	Oak Ridge Small Cap Growth Fund	Oak Ridge International Small Cap Fund	Oak Ridge Dynamic Small Cap Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$123,101,922	$15,562,165	$78,197
Shares of beneficial interest issued and outstanding	7,426,304	1,464,951	5,473
Redemption price per share*	16.58	10.62	14.29
Maximum sales charge (5.75% of offering price)**	1.01	0.65	0.87
Maximum offering price to public	$17.59	$11.27	$15.16

Class C Shares:
Net assets applicable to shares outstanding	$25,839,357	$-	$-
Shares of beneficial interest issued and outstanding	3,610,972	-	-
Redemption price per share***	$7.16	$-	$-

Class I Shares:
Net assets applicable to shares outstanding	$99,168,260	$48,152,471	$26,202,072
Shares of beneficial interest issued and outstanding	5,504,462	4,518,490	1,821,327
Redemption price per share	$18.02	$10.66	$14.39

Class K Shares:
Net assets applicable to shares outstanding	$20,208,960	$-	$-
Shares of beneficial interest issued and outstanding	1,135,967	-	-
Redemption price per share	$17.79	$-	$-

*	No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% may be imposed on certain redemptions of such shares within 12 months of the date of purchase.
**	On sales of $50,000 or more, the sales charge will be reduced.
***	A Contingent Deferred Sales Charge ("CDSC") of 1% may be charged on share purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

27

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of November 30, 2018 (Unaudited)

	Oak Ridge Disciplined Growth Fund	Oak Ridge Multi Strategy Fund	Oak Ridge Dividend Growth Fund
Assets:
Investments, at cost	$13,378,087	$3,723,791	$11,593,811
Investments in affiliated issuers, at cost	-	57,714,275	-
Investments, at value	$15,923,099	$3,678,090	$13,079,028
Investments in affiliated issuers, at value	-	64,133,631	-
Receivables:
Fund shares sold	-	421,493	-
Dividends and interest	14,394	8,302	31,690
Due from Advisor	4,735	-	7,532
Prepaid expenses	10,448	21,042	7,469
Total assets	15,952,676	68,262,558	13,125,719

Liabilities:
Payables:
Investment securities purchased	-	7,064	-
Fund shares redeemed	-	456,895	-
Advisory fees	-	104,756	-
Distribution fees - Class A (Note 8)	-	7,713	174
Distribution fees - Class C (Note 8)	-	10,384	-
Shareholder servicing fees (Note 7)	3,160	-	2,660
Transfer agent fees and expenses (Note 2)	5,131	49,525	9,988
Fund administration fees	5,533	9,279	6,971
Auditing fees	9,038	9,848	9,177
Fund accounting fees	5,937	10,051	7,534
Custody fees	3,413	3,632	2,435
Trustees' fees and expenses	-	438	-
Trustees' deferred compensation (Note 4)	1,263	1,309	1,259
Chief Compliance Officer fees	347	979	520
Accrued other expenses	5,656	20,673	6,488
Total liabilities	39,478	692,546	47,206

Net Assets	$15,913,198	$67,570,012	$13,078,513

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$13,238,719	$34,592,573	$11,361,496
Total distributable earnings	2,674,479	32,977,439	1,717,017
Net Assets	$15,913,198	$67,570,012	$13,078,513

See accompanying Notes to Financial Statements.

28

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of November 30, 2018 (Unaudited)

	Oak Ridge Disciplined Growth Fund	Oak Ridge Multi Strategy Fund	Oak Ridge Dividend Growth Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$-	$37,546,126	$869,795
Shares of beneficial interest issued and outstanding	-	1,457,271	53,631
Redemption price per share*	-	25.76	16.22
Maximum sales charge (5.75% of offering price)**	-	1.57	0.99
Maximum offering price to public	$-	$27.33	$17.21

Class C Shares:
Net assets applicable to shares outstanding	$-	$12,453,590	$-
Shares of beneficial interest issued and outstanding	-	546,404	-
Redemption price per share***	$-	$22.79	$-

Class I Shares:
Net assets applicable to shares outstanding	$15,913,198	$17,570,296	$12,208,718
Shares of beneficial interest issued and outstanding	1,182,959	667,391	747,495
Redemption price per share	$13.45	$26.33	$16.33

*	No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% may be imposed on certain redemptions of such shares within 12 months of the date of purchase.
**	On sales of $50,000 or more, the sales charge will be reduced.
***	A Contingent Deferred Sales Charge ("CDSC") of 1% may be charged on share purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

29

STATEMENTS OF OPERATIONS

For the Six Months Ended November 30, 2018 (Unaudited)

	Oak Ridge Small Cap Growth Fund	Oak Ridge International Small Cap Fund	Oak Ridge Dynamic Small Cap Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $93,819, and $0, respectively)	$462,870	$693,571	$140,187
Interest	144,800	14,160	3,111
Total investment income	607,670	707,731	143,298

Expenses:
Advisory fees	1,494,463	521,677	129,762
Transfer agent fees and expenses	101,973	30,306	21,926
Transfer agent fees and expenses - Class A (Note 2)	129,858	-	-
Transfer agent fees and expenses - Class C (Note 2)	21,877	-	-
Transfer agent fees and expenses - Class I (Note 2)	149,494	-	-
Distribution fees - Class A (Note 8)	191,762	24,822	105
Distribution fees - Class C (Note 8)	147,195	-	-
Fund administration fees	88,206	43,219	18,923
Fund accounting fees	40,593	51,212	17,759
Registration fees	61,137	32,597	21,284
Custody fees	13,073	80,436	5,438
Shareholder reporting fees	51,855	3,944	1,829
Auditing fees	9,150	9,150	9,150
Miscellaneous	5,729	2,253	2,707
Trustees' fees and expenses	4,613	3,836	3,735
Legal fees	6,531	8,524	5,858
Chief Compliance Officer fees	2,275	4,112	5,112
Insurance fees	1,300	778	697
Shareholder servicing fees (Note 7)	-	23,957	22,243

Total expenses	2,521,084	840,823	266,528
Less fees waived and expenses reimbursed	(204,310)	(163,907)	(100,616)
Affiliated fund fee waived (Note 4)	(15,015)	-	-
Advisory fees recovered (Note 4)	-	-	-
Net expenses	2,301,759	676,916	165,912
Net investment income (loss)	(1,694,089)	30,815	(22,614)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	57,680,669	(11,022,882)	1,502,079
Foreign currency transactions	-	(18,787)	-
Affiliated issuers	288,083	-	-
Net realized gain (loss)	57,968,752	(11,041,669)	1,502,079

Net change in unrealized appreciation/depreciation on:
Investments	(53,141,616)	(6,773,943)	(2,845,227)
Foreign currency translations	-	7,918	-
Affiliated issuers	(858,287)	-	-
Net change in unrealized appreciation/depreciation	(53,999,903)	(6,766,025)	(2,845,227)

Net realized and unrealized gain (loss)	3,968,849	(17,807,694)	(1,343,148)

Net Increase (Decrease) in Net Assets from Operations	$2,274,760	$(17,776,879)	$(1,365,762)

See accompanying Notes to Financial Statements.

30

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended November 30, 2018 (Unaudited)

	Oak Ridge Disciplined Growth Fund	Oak Ridge Multi Strategy Fund	Oak Ridge Dividend Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $325, $0, and $0, respectively)	$69,352	$38,128	$149,061
Dividends from affiliated regulated investment companies	-	67,234	-
Interest	7,400	14,109	6,668
Total investment income	76,752	119,471	155,729

Expenses:
Advisory fees (Note 4)	57,139	9,474	46,882
Transfer agent fees and expenses	11,763	-	21,897
Transfer agent fees and expenses - Class A (Note 2)	-	46,768	-
Transfer agent fees and expenses - Class C (Note 2)	-	22,879	-
Transfer agent fees and expenses - Class I (Note 2)	-	55,679	-
Distribution fees - Class A (Note 8)	-	51,669	878
Distribution fees - Class C (Note 8)	-	67,535	-
Fund administration fees	16,280	24,975	19,103
Fund accounting fees	13,620	19,319	15,246
Registration fees	14,329	32,071	4,129
Custody fees	6,559	5,064	4,482
Shareholder reporting fees	1,303	10,116	1,404
Auditing fees	9,150	9,150	9,150
Miscellaneous	2,106	2,723	2,657
Trustees' fees and expenses	3,860	3,360	3,360
Legal fees	6,483	39,912	8,023
Chief Compliance Officer fees	2,275	2,275	2,275
Insurance fees	683	750	173
Shareholder servicing fees (Note 7)	11,112	-	7,302

Total expenses	156,662	403,719	146,961
Less fees waived and expenses reimbursed	(79,116)	-	(83,618)
Advisory fees recovered (Note 4)	-	54,792	-
Net expenses	77,546	458,511	63,343
Net investment income (loss)	(794)	(339,040)	92,386

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	130,428	97	136,776
Affiliated issuers	-	394,322	-
Net realized gain	130,428	394,419	136,776

Net change in unrealized appreciation/depreciation on:
Investments	208,924	(40,846)	367,278
Affiliated issuers	-	(3,180,933)	-
Net change in unrealized appreciation/depreciation	208,924	(3,221,779)	367,278

Net realized and unrealized gain (loss)	339,352	(2,827,360)	504,054

Net Increase (Decrease) in Net Assets from Operations	$338,558	$(3,166,400)	$596,440

See accompanying Notes to Financial Statements.

31

Oak Ridge Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,694,089)	$(5,799,692)
Net realized gain on investments and affiliated issuers	57,968,752	383,945,438
Capital gain distributions from regulated investment companies	-	1,076,546
Net change in unrealized appreciation/depreciation on investments and affiliated issuers	(53,999,903)	(241,441,333)
Net increase in net assets resulting from operations	2,274,760	137,780,959

Distributions to Shareholders:
Distributions[1]:
Class A	-
Class C	-
Class I3	-
Class K	-
Total distributions to shareholders	-

From net realized gain:
Class A		(115,701,928)
Class C		(30,191,676)
Class I3		(164,004,759)
Class K		(39,460,921)
Total distributions to shareholders		(349,359,284)

Capital Transactions:
Net proceeds from shares sold:
Class A	15,361,790	34,465,741
Class C	477,077	3,837,915
Class I3	14,074,362	94,465,028
Class K	22,898,998	9,938,798
Reinvestment of distributions:
Class A	-	104,647,840
Class C	-	27,041,226
Class I3	-	152,794,760
Class K	-	34,402,662
Cost of shares redeemed:
Class A	(55,977,521)	(145,582,702)
Class C	(4,768,966)	(24,082,882)
Class I3	(90,429,887)	(1,023,348,800)
Class K	(25,164,854)	(99,462,440)
Net decrease in net assets from capital transactions	(123,529,001)	(830,882,854)

Total decrease in net assets	(121,254,241)	(1,042,461,179)

Net Assets:
Beginning of period	389,572,740	1,432,033,919
End of period[2]	$268,318,499	$389,572,740

See accompanying Notes to Financial Statements.

32

Oak Ridge Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
Capital Share Transactions:
Shares sold:
Class A	874,024	1,951,967
Class C	62,683	547,259
Class I3	727,888	3,295,240
Class K	1,220,089	407,444
Shares reinvested:
Class A	-	6,944,117
Class C	-	4,128,431
Class I3	-	9,350,964
Class K	-	2,134,160
Shares redeemed:
Class A	(3,103,854)	(6,332,636)
Class C	(628,537)	(2,232,317)
Class I3	(4,677,787)	(32,703,504)
Class K	(1,382,171)	(4,196,274)
Net decrease in capital share transactions	(6,907,665)	(16,705,149)

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	End of year net assets includes accumulated undistributed net investment income of $0 for the year ended May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.
[3]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

See accompanying Notes to Financial Statements.

33

Oak Ridge International Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$30,815	$1,267,264
Net realized gain (loss) on investments and foreign currency transactions	(11,041,669)	7,254,492
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(6,766,025)	(3,226,776)
Net increase from reimbursement by affiliate for investment transaction loss (Note 4)	-	41
Net increase (decrease) in net assets resulting from operations	(17,776,879)	5,295,021

Distributions to Shareholders:
Distributions[1]:
Class A	-
Class I	-
Total distributions to shareholders	-

From net investment income:
Class A		(85,583)
Class I		(834,079)
From net realized gain:
Class A		(707,421)
Class I		(5,934,190)
Total distributions to shareholders		(7,561,273)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,700,718	18,390,380
Class I	18,981,151	93,211,278
Reinvestment of Distributions:
Class A	-	793,004
Class I	-	6,764,641
Cost of shares redeemed:
Class A	(5,084,806)	(3,118,965)
Class I	(57,454,896)	(47,125,490)
Net increase (decrease) in net assets from capital transactions	(39,857,833)	68,914,848

Total increase (decrease) in net assets	(57,634,712)	66,648,596

Net Assets:
Beginning of period	121,349,348	54,700,752
End of period[2]	$63,714,636	$121,349,348

Capital Share Transactions:
Shares sold:
Class A	295,783	1,402,197
Class I	1,602,445	7,018,641
Shares reinvested:
Class A	-	62,245
Class I	-	530,560
Shares redeemed:
Class A	(442,082)	(232,267)
Class I	(5,012,626)	(3,546,879)
Net increase (decrease) in capital share transactions	(3,556,480)	5,234,497

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	End of year net assets includes accumulated undistributed net investment income of $978,710 for the year ended May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

34

Oak Ridge Dynamic Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(22,614)	$4,102
Net realized gain on investments	1,502,079	2,473,452
Net change in unrealized appreciation/depreciation on investments	(2,845,227)	2,886,739
Net increase (decrease) in net assets resulting from operations	(1,365,762)	5,364,293

Distributions to Shareholders:
Distributions[1]:
Class A	-
Class I	-
Total distributions to shareholders	-
From net realized gain:
Class A		(242)
Class I		(87,378)
Total distributions to shareholders		(87,620)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,500	1,037
Class I	184,980	24,283,960
Reinvestment of Distributions:
Class A	-	242
Class I	-	87,378
Cost of shares redeemed:
Class A	(1,030)	(5,337)
Class I	(900,163)	(2,519,847)
Net increase (decrease) in net assets from capital transactions	(712,713)	21,847,433

Total increase (decrease) in net assets	(2,078,475)	27,124,106

Net Assets:
Beginning of period	28,358,744	1,234,638
End of period[2]	$26,280,269	$28,358,744

Capital Share Transactions:
Shares sold:
Class A	224	70
Class I	11,621	1,944,867
Shares reinvested:
Class A	-	18
Class I	-	6,355
Shares redeemed:
Class A	(66)	(390)
Class I	(57,648)	(180,527)
Net increase (decrease) in capital share transactions	(45,869)	1,770,393

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	End of year net assets includes accumulated undistributed net investment income of $0 for the year ended May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

35

Oak Ridge Disciplined Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(794)	$10,750
Net realized gain on investments	130,428	5,652
Net change in unrealized appreciation on investments	208,924	2,301,875
Net increase in net assets resulting from operations	338,558	2,318,277

Distributions to Shareholders:
Distributions[1]:
Class I	-
Total distributions to shareholders	-
From net investment income:
Class I		(120)
Total distributions to shareholders		(120)

Capital Transactions:
Net proceeds from shares sold:
Class I	1,890,000	18,090,000
Reinvestment of distributions:
Class I	-	120
Cost of shares redeemed:
Class I	(600,030)	(6,404,430)
Net increase in net assets from capital transactions	1,289,970	11,685,690

Total increase in net assets	1,628,528	14,003,847

Net Assets:
Beginning of period	14,284,670	280,823
End of period[2]	$15,913,198	$14,284,670

Capital Share Transactions:
Shares sold:
Class I	138,738	1,615,178
Shares reinvested:
Class I	-	10
Shares redeemed:
Class I	(41,640)	(554,782)
Net increase in capital share transactions	97,098	1,060,406

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	End of year net assets includes accumulated undistributed net investment loss of $6,142 for the year ended May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

36

Oak Ridge Multi Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(339,040)	$(483,881)
Net realized gain on investments and affiliated issuers	394,419	26,601,338
Capital gain distributions from regulated investment companies	-	518,511
Net change in unrealized appreciation/depreciation on investments and affiliated issuers	(3,221,779)	(15,546,364)
Net increase (decrease) in net assets resulting from operations	(3,166,400)	11,089,604

Capital Transactions:
Net proceeds from shares sold:
Class A	3,021,681	2,201,621
Class C	1,006,570	544,555
Class I	10,397,926	753,279
Cost of shares redeemed:
Class A	(5,373,934)	(7,891,929)
Class C	(1,188,687)	(2,653,338)
Class I	(4,378,455)	(4,003,335)
Net increase (decrease) in net assets from capital transactions	3,485,101	(11,049,147)

Total increase in net assets	318,701	40,457

Net Assets:
Beginning of period	67,251,311	67,210,854
End of period[1]	$67,570,012	$67,251,311

Capital Share Transactions:
Shares sold:
Class A	111,824	87,205
Class C	41,641	24,360
Class I	369,590	30,541
Shares redeemed:
Class A	(197,174)	(315,937)
Class C	(48,556)	(120,247)
Class I	(153,910)	(162,353)
Net increase (decrease) in capital share transactions	123,415	(456,431)

[1]	End of year net assets includes accumulated undistributed net investment income of $0 for the year ended May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

37

Oak Ridge Dividend Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$92,386	$125,633
Net realized gain on investments	136,776	39,046
Net change in unrealized appreciation/depreciation on investments	367,278	1,011,233
Net increase in net assets resulting from operations	596,440	1,175,912

Distributions to Shareholders:
Distributions[1]:
Class A	(2,563)
Class I	(69,896)
Total distributions to shareholders	(72,459)

From net investment income:
Class A		(1,475)
Class I		(89,568)
From net realized gain:
Class A		(50)
Class I		(3,594)
Total distributions to shareholders		(94,687)

Capital Transactions:
Net proceeds from shares sold:
Class A	700,000	8,140
Class I	1,600,000	8,510,847
Reinvestment of distributions:
Class A	2,563	1,525
Class I	69,896	93,161
Cost of shares redeemed:
Class A	(75)	(10,891)
Class I	-	(3,000)
Net increase in net assets from capital transactions	2,372,384	8,599,782

Total increase in net assets	2,896,365	9,681,007

Net Assets:
Beginning of period	10,182,148	501,141
End of period[2]	$13,078,513	$10,182,148

Capital Share Transactions:
Shares sold:
Class A	44,081	529
Class I	101,892	608,136
Shares reinvested:
Class A	156	104
Class I	4,323	6,184
Shares redeemed:
Class A	(5)	(754)
Class I	-	(205)
Net increase in capital share transactions	150,447	613,994

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	End of year net assets includes accumulated undistributed net investment income of $23,439 for the year ended May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

38

Oak Ridge Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2018	For the Year Ended May 31,			For the Period December 1, 2014 through May 31,	For the Year Ended November 30,
	(Unaudited)	2018	2017	2016	2015**	2014***	2013
Net asset value, beginning of period	$16.85	$34.16	$34.02	$41.23	$40.94	$38.74	$29.43
Income from Investment Operations:
Net investment loss	(0.09)[1,2]	(0.23)[1,2]	(0.33)[1,2]	(0.37)[1]	(0.21)[1]	(0.40)[1]	(0.32)
Net realized and unrealized gain (loss)	(0.18)	5.69	2.62	(4.54)	3.10	2.60	11.58
Total from investment operations	(0.27)	5.46	2.29	(4.91)	2.89	2.20	11.26

Less Distributions:
From net realized gain	-	(22.77)	(2.15)	(2.30)	(2.60)	-	(1.95)

Net asset value, end of period	$16.58	$16.85	$34.16	$34.02	$41.23	$40.94	$38.74

Total return[3]	(1.60)%[4]	23.85%	6.82%	(12.00)%	7.83%[4]	5.68%	38.32%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$123,102	$162,714	$242,299	$357,215	$466,398	$467,897	$599,193

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	1.49%[6]	1.40%	1.44%	1.38%	1.34%[6]	1.39%	1.40%
After fees waived and expenses absorbed[5]	1.39%[6]	1.38%[7]	1.39%	1.38%	1.34%[6]	1.38%	1.40%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	(1.14)%[6]	(0.97)%	(1.02)%	(1.02)%	(1.03)%[6]	(1.04)%	(0.99)%
After fees waived and expenses absorbed[5]	(1.04)%[6]	(0.95)%	(0.97)%	(1.02)%	(1.03)%[6]	(1.03)%	(0.99)%

Portfolio turnover rate	14%[4]	39%	30%	30%	22%[4]	23%	24%

*	Financial information from December 1, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.
**	Fiscal year changed to May 31, effective December 1, 2014.
***	In connection with the reorganization of the Pioneer Oak Ridge Small Cap Growth Fund into Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014, Class B and Class R per share amounts are included with Class A per share amounts to properly reflect the historic performance of the Fund. See Note 3 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Annualized.
[7]	Effective October 5, 2017, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.39% of average daily net assets of the fund. Prior to October 5, 2017, the annual operating expense limitation was 1.40%.

See accompanying Notes to Financial Statements.

39

Oak Ridge Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2018	For the Year Ended May 31,			For the Period December 1, 2014 through May 31,	For the Year Ended November 30,
	(Unaudited)	2018	2017	2016	2015**	2014	2013
Net asset value, beginning of period	$7.30	$26.58	$27.12	$33.63	$34.01	$32.42	$25.04
Income from Investment Operations:
Net investment loss	(0.07)[1,2]	(0.21)[1,2]	(0.46)[1,2]	(0.52)[1]	(0.29)[1]	(0.56)[1]	(0.46)
Net realized and unrealized gain (loss)	(0.07)	3.70	2.07	(3.69)	2.51	2.15	9.79
Total from investment operations	(0.14)	3.49	1.61	(4.21)	2.22	1.59	9.33

Less Distributions:
From net realized gain	-	(22.77)	(2.15)	(2.30)	(2.60)	-	(1.95)

Net asset value, end of period	$7.16	$7.30	$26.58	$27.12	$33.63	$34.01	$32.42

Total return[3]	(1.92)%[4]	22.93%	6.06%	(12.68)%	7.42%[4]	4.90%	37.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,839	$30,498	$46,077	$71,123	$95,018	$92,622	$103,819

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	2.22%[6]	2.12%	2.13%	2.17%	2.12%[6]	2.08%	2.12%
After fees waived and expenses absorbed[5]	2.14%[6]	2.11%[7]	2.11%	2.16%	2.12%[6]	2.08%	2.12%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	(1.87)%[6]	(1.69)%	(1.71)%	(1.81)%	(1.81)%[6]	(1.74)%	(1.71)%
After fees waived and expenses absorbed[5]	(1.79)%[6]	(1.68)%	(1.69)%	(1.80)%	(1.81)%[6]	(1.74)%	(1.71)%

Portfolio turnover rate	14%[4]	39%	30%	30%	22%[4]	23%	24%

*	Financial information from December 1, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.
**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Annualized.
[7]	Effective October 5, 2017, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.14% of average daily net assets of the fund. Prior to October 5, 2017, the annual operating expense was 2.30%.

See accompanying Notes to Financial Statements.

40

Oak Ridge Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Class I*7

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30 ,2018	For the Year Ended May 31,			For the Period December 1, 2014 through May 31,	For the Year Ended November 30,
	(Unaudited)	2018	2017	2016	2015**	2014	2013
Net asset value, beginning of period	$18.29	$35.25	$34.92	$42.12	$41.69	$39.31	$29.73
Income from Investment Operations:
Net investment loss	(0.08)[1,2]	(0.19)[1,2]	(0.22)[1,2]	(0.25)[1]	(0.15)[1]	(0.26)[1]	(0.20)
Net realized and unrealized gain (loss)	(0.19)	6.00	2.70	(4.65)	3.18	2.64	11.73
Total from investment operations	(0.27)	5.81	2.48	(4.90)	3.03	2.38	11.53

Less Distributions:
From net realized gain	-	(22.77)	(2.15)	(2.30)	(2.60)	-	(1.95)

Net asset value, end of period	$18.02	$18.29	$35.25	$34.92	$42.12	$41.69	$39.31

Total return[3]	(1.48)%[4]	24.19%	7.23%	(11.74)%	8.03%[4]	6.05%	38.84%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$99,168	$172,935	$1,040,256	$1,657,047	$1,842,921	$1,591,679	$1,285,381

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	1.29%[6]	1.05%	1.09%	1.10%	1.05%[6]	1.00%	1.02%
After fees waived and expenses absorbed[5]	1.14%[6]	1.06%[8]	1.04%	1.04%	1.05%[6]	1.00%	1.02%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	(0.94)%[6]	(0.63)%	(0.67)%	(0.75)%	(0.74)%[6]	(0.65)%	(0.61)%
After fees waived and expenses absorbed[5]	(0.79)%[6]	(0.64)%	(0.62)%	(0.69)%	(0.74)%[6]	(0.65)%	(0.61)%

Portfolio turnover rate	14%[4]	39%	30%	30%	22%[4]	23%	24%

*	Financial information from December 1, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.
**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Annualized.
[7]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.
[8]	Effective October 5, 2017, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.14% of average daily net assets of the fund. Prior to October 5, 2017, the annual operating expense limitation was 1.05%.

See accompanying Notes to Financial Statements.

41

Oak Ridge Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Class K*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2018	For the Year Ended May 31,			For the Period December 1, 2014 through May 31,	For the Year Ended November 30,	For the Period December 20, 2012*** through November 30,
	(Unaudited)	2018	2017	2016	2015**	2014	2013
Net asset value, beginning of period	$18.05	$35.02	$34.66	$41.77	$41.35	$38.94	$29.77
Income from Investment Operations:
Net investment loss	(0.06)[1,2]	(0.14)[1,2]	(0.17)[1,2]	(0.20)[1]	(0.12)[1]	(0.21)[1]	(0.09)[3]
Net realized and unrealized gain (loss)	(0.20)	5.94	2.68	(4.61)	3.14	2.62	11.21
Total from investment operations	(0.26)	5.80	2.51	(4.81)	3.02	2.41	11.12

Less Distributions:
From net realized gain	-	(22.77)	(2.15)	(2.30)	(2.60)	-	(1.95)

Net asset value, end of period	$17.79	$18.05	$35.02	$34.66	$41.77	$41.35	$38.94

Total return[4]	(1.44)%[5]	24.34%	7.34%	(11.59)%	8.08%[5]	6.19%	37.14%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,209	$23,426	$103,403	$141,566	$130,003	$86,265	$10,677

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[6]	1.08%[7]	0.96%	0.93%	0.92%	0.90%[7]	0.88%	0.89%[7]
After fees waived and expenses absorbed[6]	0.99%[7]	0.95%[8]	0.91%	0.91%	0.90%[7]	0.88%	0.89%[7]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed[6]	(0.73)%[7]	(0.53)%	(0.51)%	(0.57)%	(0.59)%[7]	(0.54)%	(0.54)%[7]
After fees waived and expenses absorbed[6]	(0.64)%[7]	(0.52)%	(0.49)%	(0.56)%	(0.59)%[7]	(0.54)%	(0.54)%[7]

Portfolio turnover rate	14%[5]	39%	30%	30%	22%[5]	23%	24%[5]

*	Financial information from December 20, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.
**	Fiscal year changed to May 31, effective December 1, 2014.
***	Class K shares were first publicly offered on December 20, 2012.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
[4]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.
[8]	Effective October 5, 2017, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.99% of average daily net assets of the fund. Prior to October 5, 2017, the annual operating expense limitation was 0.92%.

See accompanying Notes to Financial Statements.

42

Oak Ridge International Small Cap Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2018	For the Year Ended May 31,		For the Period December 1, 2015* through
	(Unaudited)	2018	2017	May 31, 2016
Net asset value, beginning of period	$12.70	$12.69	$10.95	$10.68
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.16	0.11	0.06
Net realized and unrealized gain (loss)	(2.07)	1.10	1.78	0.19
Net increase from reimbursement by affiliate for investment transaction loss (Note 4)	-	- [2]	-	- [2]
Total from investment operations	(2.08)	1.26	1.89	0.25

Less Distributions:
From net investment income	-	(0.13)	(0.11)	-
From net realized gain	-	(1.12)	(0.04)	-
Total distributions	-	(1.25)	(0.15)	-

Contribution to capital from affiliate (Note 4)	-	-	-	0.02

Net asset value, end of period	$10.62	$12.70	$12.69	$10.95

Total return[3]	(16.38)%[5]	9.90%	17.52%	2.53%[4,5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,562	$20,462	$4,812	$2,151

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.81%[6]	1.78%	2.22%	2.43%[6]
After fees waived and expenses absorbed	1.50%[6]	1.50%	1.50%	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.46)%[6]	0.93%	0.25%	0.25%[6]
After fees waived and expenses absorbed	(0.15)%[6]	1.21%	0.97%	1.18%[6]

Portfolio turnover rate	107%[5]	234%	124%	76%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	In 2016, 0.19% of the fund's total return consists of a voluntary reimbursement by an affiliate for investment transaction losses.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

43

Oak Ridge International Small Cap Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2018	For the Year Ended May 31,		For the Period September 30, 2015* through
	(Unaudited)	2018	2017	May 31, 2016
Net asset value, beginning of period	$12.72	$12.71	$10.97	$10.00
Income from Investment Operations:
Net investment income[1]	0.01	0.19	0.14	0.07
Net realized and unrealized gain (loss)	(2.07)	1.10	1.77	0.87
Net increase from reimbursement by affiliate for investment transaction loss (Note 4)	-	-	-	0.03
Total from investment operations	(2.06)	1.29	1.91	0.97

Contribution to capital from affiliate (Note 4)	-	- [2]	-	- [2]

Less Distributions:
From net investment income	-	(0.16)	(0.13)	-
From net realized gain	-	(1.12)	(0.04)	-
Total distributions	-	(1.28)	(0.17)	-

Net asset value, end of period	$10.66	$12.72	$12.71	$10.97

Total return[3]	(16.19)%[5]	10.07%	17.70%	9.70%[4,5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$48,153	$100,887	$49,889	$28,341

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.56%[6]	1.53%	1.97%	2.12%[6]
After fees waived and expenses absorbed	1.25%[6]	1.25%	1.25%	1.25%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.21)%[6]	1.18%	0.50%	0.08%[6]
After fees waived and expenses absorbed	0.10%[6]	1.46%	1.22%	0.95%[6]

Portfolio turnover rate	107%[5]	234%	124%	76%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	In 2016, 0.40% of the fund's total return consists of a voluntary reimbursement by an affiliate for investment transaction losses.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

44

Oak Ridge Dynamic Small Cap Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2018	For the Years Ended May 31,		For the Period December 1, 2015* through
	(Unaudited)	2018	2017	May 31, 2016
Net asset value, beginning of period	$15.06	$12.03	$9.97	$10.97
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.03)	(0.05)	(0.02)
Net realized and unrealized gain (loss)	(0.74)	3.10	2.14	(0.95)
Total from investment operations	(0.77)	3.07	2.09	(0.97)

Less Distributions:
From net investment income	-	-	-	(0.01)
From net realized gain	-	(0.04)	(0.03)	(0.02)
Total distributions	-	(0.04)	(0.03)	(0.03)

Net asset value, end of period	$14.29	$15.06	$12.03	$9.97

Total return[2]	(5.11)%[3]	25.59%	21.01%	(8.81)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$78	$80	$68	$32

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.10%[4]	2.14%	20.14%	38.27%[4]
After fees waived and expenses absorbed	1.40%[4]	1.40%	1.40%	1.40%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.11)%[4]	(0.96)%	(19.22)%	(37.24)%[4]
After fees waived and expenses absorbed	(0.41)%[4]	(0.22)%	(0.48)%	(0.37)%[4]

Portfolio turnover rate	61%[3]	170%	181%	78%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

45

Oak Ridge Dynamic Small Cap Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2018	For the Year Ended May 31,		For the Period September 30, 2015* through
	(Unaudited)	2018	2017	May 31, 2016
Net asset value, beginning of period	$15.14	$12.07	$9.98	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	- [2]	(0.03)	- [2]
Net realized and unrealized gain (loss)	(0.74)	3.11	2.15	0.01
Total from investment operations	(0.75)	3.11	2.12	0.01

Less Distributions:
From net investment income	-	-	-	(0.01)
From net realized gain	-	(0.04)	(0.03)	(0.02)
Total distributions	-	(0.04)	(0.03)	(0.03)

Net asset value, end of period	$14.39	$15.14	$12.07	$9.98

Total return[3]	(4.95)%[4]	25.83%	21.29%	0.16%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,202	$28,279	$1,167	$799

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.85%[5]	1.89%	19.89%	36.44%[5]
After fees waived and expenses absorbed	1.15%[5]	1.15%	1.15%	1.15%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.86)%[5]	(0.71)%	(18.97)%	(35.29)%[5]
After fees waived and expenses absorbed	(0.16)%[5]	0.03%	(0.22)%	0.00%[5]

Portfolio turnover rate	61%[4]	170%	181%	78%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

46

Oak Ridge Disciplined Growth Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2018	For the Year Ended May 31,	For the Period July 29, 2016* through
	(Unaudited)	2018	May 31, 2017
Net asset value, beginning of period	$13.16	$11.03	$10.00
Income from Investment Operations:
Net investment income[1]	- [2]	0.01	0.03
Net realized and unrealized gain	0.29	2.12	1.02
Total from investment operations	0.29	2.13	1.05

Less Distributions:
From net investment income	-	- [2]	(0.02)

Net asset value, end of period	$13.45	$13.16	$11.03

Total return[3]	2.20%[4]	19.31%	10.58%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,913	$14,285	$281

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.92%[5]	1.99%	45.40%[5]
After fees waived and expenses absorbed	0.95%[5]	0.95%	0.95%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.98)%[5]	(0.96)%	(44.13)%[5]
After fees waived and expenses absorbed	(0.01)%[5]	0.08%	0.32%[5]

Portfolio turnover rate	6%[4]	74%	116%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

47

Oak Ridge Multi Strategy Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2018	For the Year Ended May 31,			For the Period December 1, 2014 through May 31,	For the Year Ended November 30,
	(Unaudited)	2018	2017	2016	2015**	2014***
Net asset value, beginning of period	$26.95	$22.81	$19.77	$20.35	$19.55	$17.40
Income from Investment Operations:
Net investment income (loss) [7]	(0.11)	(0.16)[1]	- [1,2]	(0.02)[1]	(0.02)[1]	(0.05)[1]
Net realized and unrealized gain (loss)	(1.08)	4.30	3.04	(0.56)	0.82	2.20
Total from investment operations	(1.19)	4.14	3.04	(0.58)	0.80	2.15

Net asset value, end of period	$25.76	$26.95	$22.81	$19.77	$20.35	$19.55

Total return[3]	(4.42)%[4]	18.15%	15.38%	(2.85)%	4.09%[4]	12.36%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,546	$41,570	$40,399	$39,346	$44,427	$44,742

Ratio of expenses to average net assets:
Before fees waived/recovered [6]	0.91%[5]	0.93%[8]	1.63%	1.54%	1.61%[5]	1.59%
After fees waived/recovered [6]	1.11%[5]	1.13%[8]	1.20%	1.20%	1.20%[5]	1.23%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered [6,7]	(0.59)%[5]	(0.43)%	(0.43)%	(0.45)%	(0.65)%[5]	(0.61)%
After fees waived/recovered [6,7]	(0.79)%[5]	(0.63)%	0.00%	(0.11)%	(0.24)%[5]	(0.25)%

Portfolio turnover rate	4%[4]	117%	17%	23%	11%[4]	29%

*	Financial information from December 1, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.
**	Fiscal year changed to May 31, effective December 1, 2014.
***	In connection with the reorganization of the Pioneer Oak Ridge Large Cap Growth Fund into Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014, Class B and Class R per share amounts are included with Class A per share amounts to properly reflect the historic performance of the Fund. See Note 3 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[8]	The Advisor does not receive management fees for Fund assets invested in other series of the Trust advised by the Advisor (affiliated investments).

See accompanying Notes to Financial Statements.

48

Oak Ridge Multi Strategy Fund

FINANCIAL HIGHLIGHTS

Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2018	For the Year Ended May 31,			For the Period December 1, 2014 through May 31,	For the Year Ended November 30,
	(Unaudited)	2018	2017	2016	2015**	2014
Net asset value, beginning of period	$23.94	$20.41	$17.86	$18.54	$17.89	$16.07
Income from Investment Operations:
Net investment loss [6]	(0.20)	(0.30)[1]	(0.17)[1]	(0.18)[1]	(0.10)[1]	(0.18)[1]
Net realized and unrealized gain (loss)	(0.95)	3.83	2.72	(0.50)	0.75	2.00
Total from investment operations	(1.15)	3.53	2.55	(0.68)	0.65	1.82

Net asset value, end of period	$22.79	$23.94	$20.41	$17.86	$18.54	$17.89

Total return[2]	(4.80)%[3]	17.30%	14.28%	(3.67)%	3.63%[3]	11.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,454	$13,247	$13,251	$15,876	$18,532	$19,527

Ratio of expenses to average net assets:
Before fees waived/recovered [5]	1.78%[4]	1.66%[7]	2.20%	2.24%	2.30%[4]	2.19%
After fees waived/recovered [5]	1.98%[4]	1.86%[7]	2.10%	2.10%	2.10%[4]	2.10%
Ratio of net investment loss to average net assets:
Before fees waived/recovered [5,6]	(1.45)%[4]	(1.16)%	(1.00)%	(1.15)%	(1.34)%[4]	(1.21)%
After fees waived/recovered [5,6]	(1.65)%[4]	(1.36)%	(0.90)%	(1.01)%	(1.14)%[4]	(1.12)%

Portfolio turnover rate	4%[3]	117%	17%	23%	11%[3]	29%

*	Financial information from December 1, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.
**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[7]	The Advisor does not receive management fees for Fund assets invested in other series of the Trust advised by the Advisor (affiliated investments).

See accompanying Notes to Financial Statements.

49

Oak Ridge Multi Strategy Fund

FINANCIAL HIGHLIGHTS

Class I*5

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2018	For the Year Ended May 31,			For the Period December 1, 2014 through May 31,	For the Year Ended November 30,
	(Unaudited)	2018	2017	2016	2015**	2014
Net asset value, beginning of period	$27.53	$23.24	$20.14	$20.72	$19.90	$17.69
Income from Investment Operations:
Net investment income (loss) [7]	(0.10)	(0.10)[1]	0.01 [1]	(0.02)[1]	(0.02)[1]	(0.02)[1]
Net realized and unrealized gain (loss)	(1.10)	4.39	3.09	(0.56)	0.84	2.23
Total from investment operations	(1.20)	4.29	3.10	(0.58)	0.82	2.21

Net asset value, end of period	$26.33	$27.53	$23.24	$20.14	$20.72	$19.90

Total return[2]	(4.36)%[3]	18.46%	15.39%	(2.80)%	4.12%[3]	12.49%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,570	$12,434	$13,561	$14,172	$16,361	$16,206

Ratio of expenses to average net assets:
Before fees waived/recovered [6]	1.05%[4]	0.72%[8]	1.26%	1.22%	1.15%[4]	1.09%
After fees waived/recovered [6]	1.05%[4]	0.88%[8]	1.17%	1.17%	1.15%[4]	1.09%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered [6,7]	(0.73)%[4]	(0.22)%	(0.06)%	(0.13)%	(0.19)%[4]	(0.10)%
After fees waived/recovered [6,7]	(0.73)%[4]	(0.38)%	0.03%	(0.08)%	(0.19)%[4]	(0.10)%

Portfolio turnover rate	4%[3]	117%	17%	23%	11%[3]	29%

*	Financial information from December 1, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.
**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[8]	The Advisor does not receive management fees for Fund assets invested in other series of the Trust advised by the Advisor (affiliated investments).

See accompanying Notes to Financial Statements.

50

Oak Ridge Dividend Growth Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30 ,2018	For the Year Ended May 31,				For the Period June 28, 2013* through May 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$15.54	$13.59	$12.00	$12.75	$11.59	$10.00
Income from Investment Operations:
Net investment income[1]	0.10	0.20	0.18	0.17	0.14	0.12
Net realized and unrealized gain (loss)	0.66	1.92	1.71	(0.57)	1.17	1.55
Total from investment operations	0.76	2.12	1.89	(0.40)	1.31	1.67

Less Distributions:
From net investment income	(0.08)	(0.16)	(0.16)	(0.17)	(0.14)	(0.08)
From net realized gain	-	(0.01)	(0.14)	(0.18)	(0.01)	-
Total distributions	(0.08)	(0.17)	(0.30)	(0.35)	(0.15)	(0.08)

Net asset value, end of period	$16.22	$15.54	$13.59	$12.00	$12.75	$11.59

Total return[2]	4.88%[3]	15.64%	15.91%	(3.09)%	11.38%	16.73%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$870	$146	$129	$101	$67	$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.59%[4]	3.18%	36.49%	42.68%	51.52%	69.20%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.10)%[4]	(0.58)%	(33.82)%	(39.98)%	(49.16)%	(66.75)%[4]
After fees waived and expenses absorbed	1.24%[4]	1.35%	1.42%	1.45%	1.11%	1.20%[4]

Portfolio turnover rate	9%[3]	30%	22%	11%	18%	7%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

51

Oak Ridge Dividend Growth Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2018	For the Year Ended May 31,				For the Period June 28, 2013* through May 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$15.65	$13.69	$12.08	$12.84	$11.66	$10.00
Income from Investment Operations:
Net investment income[1]	0.12	0.24	0.21	0.20	0.17	0.15
Net realized and unrealized gain (loss)	0.66	1.93	1.73	(0.58)	1.19	1.64
Total from investment operations	0.78	2.17	1.94	(0.38)	1.36	1.79

Less Distributions:
From net investment income	(0.10)	(0.20)	(0.19)	(0.20)	(0.17)	(0.13)
From net realized gain	-	(0.01)	(0.14)	(0.18)	(0.01)	-
Total distributions	(0.10)	(0.21)	(0.33)	(0.38)	(0.18)	(0.13)

Net asset value, end of period	$16.33	$15.65	$13.69	$12.08	$12.84	$11.66

Total return[2]	4.96%[3]	15.89%	16.25%	(2.92)%	11.75%	17.94%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,209	$10,036	$372	$320	$329	$295

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.34%[4]	2.93%	36.24%	42.43%	51.27%	68.95%[4]
After fees waived and expenses absorbed	1.00%[4]	1.00%	1.00%	1.00%	1.00%	1.00%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.15%[4]	(0.33)%	(33.57)%	(39.73)%	(48.91)%	(66.50)%[4]
After fees waived and expenses absorbed	1.49%[4]	1.60%	1.67%	1.70%	1.36%	1.45%[4]

Portfolio turnover rate	9%[3]	30%	22%	11%	18%	7%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

52

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (Unaudited)

Note 1 – Organization

Oak Ridge Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), Oak Ridge International Small Cap Fund (“International Small Cap” or “International Small Cap Fund”), Oak Ridge Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), Oak Ridge Disciplined Growth Fund (“Disciplined Growth” or “Disciplined Growth Fund”), Oak Ridge Multi Strategy Fund, (“Multi Strategy” or “Multi Strategy Fund”) and Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Small Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Small Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Small Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, Class K shareholders received Class K shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Small Cap Growth Fund’s fiscal year end was changed to May 31, as of December 1, 2014. Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares. The Class A shares commenced operations on December 1, 2015.

The Dynamic Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares, prior to which its only activity was the receipt of a $100 investment from principals of the Fund’s advisor and a $519,981 transfer of shares of the Fund in exchange for the net assets of an account owned by Algert Global LLC, a Delaware limited liability company (the “Account”). This exchange was nontaxable, whereby the Dynamic Small Cap Fund issued 51,998 shares for the net assets of the Account on September 30, 2015. The Account with a fair value of $505,921 (identified cost of investments transferred were $527,537) and cash were the primary assets received by the Dynamic Small Cap Fund. For financial reporting purposes, assets received and shares issued by the Dynamic Small Cap Fund were recorded at fair value; however, the cost basis of the investments received from the Account was carried forward to align ongoing reporting of the Dynamic Small Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Class A shares commenced operations on December 1, 2015.

The Disciplined Growth Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on July 29, 2016, with Class I shares. Class A shares had not yet commenced operations as of May 31, 2018.

The Multi Strategy Fund’s primary investment objective is to seek capital appreciation. The Multi Strategy Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Large Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Large Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Multi Strategy Fund’s fiscal year end was changed to May 31, as of December 1, 2014. Effective September 30, 2015, the Class Y shares were re-designated as Class I shares. Effective July 18, 2017, the Large Cap Growth Fund changed its name to the Multi Strategy Fund.

53

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

The Dividend Growth Fund’s primary investment objective is to provide current income and to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

54

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Multi Strategy Fund and Small Cap Growth Fund, that are specific to individual share classes, are accrued directly to the respective share class.  Transfer agent fees and expenses reported on the Statements of Operations for the Multi Strategy Fund and the Small Cap Growth Fund include payments to third parties for performing shareholder services to their customers.

(c) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

55

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended May 31, 2016-2018 for the Small Cap Growth Fund, and the Multi Strategy Fund, Dividend Growth Fund, International Small Cap Fund, Dynamic Small Cap Fund, and the open years ended May 31, 2017-2018 for the Disciplined Growth Fund, and as of and during the six months ended November 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Dividend Growth Fund will make distributions of net investment income quarterly. The Small Cap Growth Fund, International Small Cap Fund, Dynamic Small Cap Fund, Disciplined Growth Fund, and Multi Strategy Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

56

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

Note 3 – Reorganization Information

On September 30, 2014, beneficial owners of the Pioneer Oak Ridge Small Cap Growth Fund and Pioneer Oak Ridge Large Cap Growth Fund, each a series of Pioneer Series Trust I, a Delaware statutory trust (the “Pioneer Trust”), approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Small Cap Growth Fund and Multi Strategy Fund, respectively, as detailed below. The Plan of Reorganization was approved by the Trust’s Board on May 20, 2014 and by the Pioneer Trust Board on May 27, 2014. This tax-free reorganization was accomplished on October 17, 2014 (the “Closing Date”), by exchanging the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund and Pioneer Oak Ridge Large Cap Growth Fund for shares of the Small Cap Growth Fund and Multi Strategy Fund, respectively. Class A, B and R shareholders received Class A shares of the corresponding Successor Fund. Class C, Class K and Class Y shareholders received Class C, Class K and Class Y shares of the corresponding Successor Fund, respectively. The table below contains details of the reorganization as of the Closing Date:

	Pioneer Oak Ridge Small Cap Growth Fund			Small Cap Growth Fund
Exchange per Class:	Shares		Amount	Shares		Amount
Class A	11,772,220		$441,977,460	11,933,693	*	$448,039,810	*
Class B	77,777	*	2,609,869	-		-
Class C	2,930,895		91,501,958	2,930,895		91,501,958
Class K	2,054,817		77,877,195	2,054,817		77,877,195
Class R	92,409	*	3,452,481	-		-
Class Y	38,469,782		1,470,383,380	38,469,782		1,470,383,380
Net Assets			$2,087,802,343			$2,087,802,343

*	Class B and Class R shares of the Pioneer Oak Ridge Small Cap Growth Fund were exchanged for 161,473 shares of Class A of the Small Cap Growth Fund (69,515 shares Class B and 91,958 shares Class R) (valued at $6,062,350).

	Pioneer Oak Ridge Large Cap Growth Fund			Multi Strategy Fund
Exchange per Class:	Shares		Amount	Shares		Amount
Class A	2,479,758		$43,827,593	2,602,640	*	$45,999,411	*
Class B	64,482	*	1,037,997	-		-
Class C	1,295,138		20,971,577	1,295,138		20,971,577
Class R	66,641	*	1,133,821	-		-
Class Y	811,464		14,599,659	811,464		14,599,659
Net Assets			$81,570,647			$81,570,647

*	Class B and Class R shares of the Pioneer Oak Ridge Large Cap Growth Fund were exchanged for 122,882 shares of Class A of the Multi Strategy Fund (58,730 shares Class B and 64,152 shares Class R) (valued at $2,171,818).

The Pioneer Oak Ridge Small Cap Growth Fund and the Pioneer Oak Ridge Large Cap Growth Fund’s net assets on conversion date included $510,703,113 and $26,868,745 of unrealized appreciation and $152,508,507 and $14,290,543 of accumulated gain, respectively. The cost basis of the investments received from each Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

57

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

Note 4 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Oak Ridge Investments, LLC (the “Advisor” or “Oak Ridge”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual and tiered rates are listed by Fund in the below table:

Investment Advisory Fees
Small Cap Growth Fund
First $1 billion	0.85%
Thereafter	0.80%
International Small Cap Fund	1.00%
Dynamic Small Cap Fund	0.90%
Disciplined Growth Fund	0.70%
Multi Strategy Fund	0.00% - 0.50%[1]
Dividend Growth Fund	0.75%

[1]	The annual advisory fee is calculated as follows: (i) 0.00% for Fund assets invested in other series of the trust advised by the Advisor ("affiliated investments") and (ii) 0.50% for Fund assets invested in non-affiliated investments. Prior to July 18, 2017, the advisory fees were 0.75% on the first $1 billion and 0.70% thereafter.

In addition, the Advisor has voluntarily agreed to waive its advisory fee payable by the Small Cap Growth Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the International Small Cap Fund. For the six months ended November 30, 2018, the amount of advisory fee waived is reported under “Affiliated fund fee waived” on the Statements of Operations.

The Advisor engages Algert Global LLC (the “Sub-Advisor) to manage International Small Cap Fund and Dynamic Small Cap Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) are limited. The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund and by Class:

		Total Limit on Annual Operating Expenses
	Agreement Expires	Class A Shares†	Class C Shares†	Class I Shares†*	Class K Shares†
Small Cap Growth Fund**	September 30, 2019	1.39%	2.14%	1.14%	0.99%
International Small Cap Fund	September 30, 2028	1.50%	-	1.25%	-
Dynamic Small Cap Fund	September 30, 2028	1.40%	-	1.15%	-
Disciplined Growth Fund	September 30, 2028	1.20%	-	0.95%	-
Multi Strategy Fund	September 30, 2028	1.20%	2.10%	1.17%	-
Dividend Growth Fund	September 30, 2028	1.25%	-	1.00%	-

58

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	Effective September 30, 2015, the Class Y shares of the Small Cap Growth Fund and Large Cap Growth Fund were re-designated as Class I shares.
**	The current expense information for Small Cap Growth Fund was effective October 5, 2017. Prior to October 5, 2017 the total limit on annual operating expenses for Class A, Class C, Class I, and Class K were 1.40%, 2.30%, 1.05%, and 0.92%, respectively.

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  The Multi Strategy Fund includes a maximum reimbursement of 0.20% per fiscal year. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	Small Cap Growth Fund
	Class A	Class C	Class I	Class K	Total
May 31, 2019	$-	$-	$796,536	$-	$796,536
May 31, 2020	117,780	1,897	506,751	17,598	644,026
May 31, 2021	12,733	-	-	-	12,733
May 31, 2022	75,882	11,683	102,311	14,434	204,310
	$206,395	$13,580	$1,405,598	$32,032	$1,657,605

	Multi Strategy Fund
	Class A	Class C	Class I	Total
May 31, 2019	$99,473	$6,950	$-	$106,423
May 31, 2020	166,530	15,097	-	181,627
	$266,003	$22,047	$-	$288,050

	International Small Cap Fund	Dynamic Small Cap Fund	Disciplined Growth Fund	Dividend Growth Fund
May 31, 2019	$153,563	$145,210	$-	$164,601
May 31, 2020	254,436	193,816	151,058	165,928
May 31, 2021	249,905	174,897	134,795	152,014
May 31, 2022	163,907	100,616	79,116	83,618
Total	$821,811	$614,539	$364,969	$566,161

59

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended November 30, 2018 are reported on the Statements of Operations.

For the six months ended November 30, 2018, UMBFS received transfer agent fees as follows:

Transfer agent fees paid to UMBFS
Small Cap Growth Fund	$81,036
International Small Cap Fund	30,306
Dynamic Small Cap Fund	21,926
Disciplined Growth Fund	11,763
Multi Strategy Fund	55,609
Dividend Growth Fund	21,897

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended November 30, 2018, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended November 30, 2018, are reported on the Statements of Operations.

For the year ended May 31, 2018, the Sub-Advisor reimbursed the International Small Cap Fund $41 for losses from a trade error. The amounts are reported on the Fund’s Statements of Operations, Statements of Changes, and Financial Highlights in Net Assets under the captions “Net increase from payment by affiliate” as well as “Net increase from reimbursement by affiliate for investment transaction loss”.

During the period ended May 31, 2016, the Sub-Advisor reimbursed the International Small Cap Fund $599 for losses from a trade error. In addition, an affiliate reimbursed the International Small Cap Fund $86,981 for losses on transactions and made related contributions to capital in the amounts of $3,779 and $3,516 to Class A and Class I shares, respectively. The amounts are reported on the Fund’s Financial Highlights under the caption “Net increase from reimbursement by affiliate for investment transaction loss”.

60

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

Note 5 – Federal Income Taxes

At November 30, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund
Cost of investments	$213,899,459	$72,687,535	$26,179,470

Gross unrealized appreciation	$88,905,054	$2,448,400	$2,155,348
Gross unrealized depreciation	(17,564,459)	(7,259,869)	(2,038,948)
Net unrealized appreciation (depreciation) on investments	$71,340,595	$(4,811,469)	$116,400

	Disciplined Growth Fund	Multi Strategy Fund	Dividend Growth Fund
Cost of investments	$13,378,087	$61,454,570	$11,593,811

Gross unrealized appreciation	$2,891,489	$7,071,873	$1,797,914
Gross unrealized depreciation	(346,477)	(714,722)	(312,697)
Net unrealized appreciation on investments	$2,545,012	$6,357,151	$1,485,217

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of May 31, 2018, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund
Undistributed ordinary income	$-	$2,282,067	$2,390,167
Undistributed long-term gains	-	2,228,499	81,106
Accumulated earnings	-	4,510,566	2,471,273

Accumulated capital and other losses	-	-	-
Unrealized appreciation on investments	125,345,052	1,878,296	2,967,665
Unrealized depreciation on foreign currency	-	(11,005)	-
Total accumulated earnings	$125,345,052	$6,377,857	$5,438,938

61

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

	Disciplined Growth Fund	Multi Strategy Fund	Dividend Growth Fund
Undistributed ordinary income	$-	$1,597,412	$23,439
Undistributed long-term capital gains	-	24,967,497	44,268
Accumulated earnings	-	26,564,909	67,707

Accumulated capital and other losses	(12,797)	-	-
Unrealized appreciation on investments	2,348,718	9,578,930	1,125,329
Unrealized appreciation on foreign currency	-	-	-
Total accumulated earnings	$2,335,921	$36,143,839	$1,193,036

The tax character of distributions paid during the fiscal years ended May 31, 2018 and May 31, 2017 were as follows:

	Small Cap Growth Fund		International Small Cap Fund
Distributions paid from:	2018	2017	2018	2017
Ordinary income	$-	$-	$3,449,802	$472,275
Net long-term capital gains	349,359,284	104,742,668	4,111,471	-
Total distributions paid	$349,359,284	$104,742,668	$7,561,273	$472,275

	Dynamic Small Cap Fund		Disciplined Growth Fund
Distributions paid from:	2018	2017	2018	2017
Ordinary income	$79,341	$-	$120	$1,224
Net long-term capital gains	8,279	3,039	-	-
Total distributions paid	$87,620	$3,039	$120	$1,224

	Multi Strategy Fund		Dividend Fund
Distributions paid from:	2018	2017	2018	2017
Ordinary income	$-	$-	$91,043	$6,911
Net long-term capital gains	-	-	3,644	4,765
Total distributions paid	$-	$-	$94,687	$11,676

As of May 31, 2018, the Funds had accumulated capital loss carryforwards as follows:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund
Not Subject to Expiration
Short-Term	$-	$-	$-
	$-	$-	$-

62

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

	Disciplined Growth Fund	Multi Strategy Fund	Dividend Growth Fund
Not Subject to Expiration
Short-Term	$6,655	$-	$-
	$6,655	$-	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended May 31, 2018, the Disciplined Growth Fund utilized $9,518 of short-term non-expiring capital loss carryforward.

As of May 31, 2018, the Disciplined Growth Fund had $6,142 of qualified late-year ordinary losses which are deferred until fiscal year 2019 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 6 – Investment Transactions

For the six months ended November 30, 2018, purchases and sales of investments were as follows:

	Purchases	Sales
Small Cap Growth Fund	$47,693,689	$152,950,588
International Small Cap Fund	109,085,540	142,054,448
Dynamic Small Cap Fund	17,087,837	17,933,735
Disciplined Growth Fund	1,895,188	963,914
Multi Strategy Fund	6,110,362	2,750,000
Dividend Growth Fund	4,160,160	1,100,923

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the International Small Cap Fund, Dynamic Small Cap Fund, Disciplined Growth Fund and Dividend Growth Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. There is no Shareholder Servicing Plan for the Small Cap Growth Fund and Multi Strategy Fund.

For the six months ended November 30, 2018, for the International Small Cap Fund, Dynamic Small Cap Fund, Disciplined Growth Fund and Dividend Growth Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of average daily net assets attributable to Class C shares.

For the six months ended November 30, 2018, distribution fees incurred with respect to Class A and Class C shares are disclosed on the Statements of Operations.

63

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

64

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2018, in valuing the Funds’ assets carried at fair value:

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$273,317,260	$-	$-	$273,317,260
Mutual Funds[1]	2,418,918	-	-	2,418,918
Short-Term Investments	9,503,876	-	-	9,503,876
Total	$285,240,054	$-	$-	$285,240,054

International Small Cap Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[2]	$65,679,116	$-	$-	$65,679,116
Exchange-Traded Funds	2,196,950	-	-	2,196,950
Total	$67,876,066	$-	$-	$67,876,066

Dynamic Small Cap Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks[1]	$25,938,063	$-	$-	$25,938,063
Rights	-	-	5,703	5,703
Short-Term Investments	352,104	-	-	352,104
Total	$26,290,167	$-	$5,703	$26,295,870

Disciplined Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$15,005,981	$-	$-	$15,005,981
Short-Term Investments	917,118	-	-	917,118
Total	$15,923,099	$-	$-	$15,923,099

Multi Strategy Fund	Level 1	Level 2*	Level 3**	Total
Investments
Mutual Funds[1]	$67,134,034	$-	$-	$67,134,034
Short-Term Investments	677,687	-	-	677,687
Total	$67,811,721	$-	$-	$67,811,721

Dividend Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$12,916,564	$-	$-	$12,916,564
Short-Term Investments	162,464	-	-	162,464
Total	$13,079,028	$-	$-	$13,079,028

[1]	All common stocks and mutual funds held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

65

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Dynamic Small Cap Fund
Beginning balance May 31, 2018	$7,524
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(1,821)
Net purchases	-
Net sales	-
Balance as of November 30, 2018	$5,703

	Fair Value November 30, 2018	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
Dynamic Small Cap Fund - Rights	$5,703	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Oak Ridge Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

66

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

Small Cap Growth Fund
Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of period	Dividend Income	Capital Gain Distributions
Oak Ridge International Small Cap Fund	$4,714,121	$-	$(1,725,000)	$288,084	$(858,287)	$2,418,918	$-	$-

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Oak Ridge International Small Cap Fund	370,607	-	(143,692)	226,915

Multi Strategy Fund
Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of period	Dividend Income	Capital Gain Distributions
Oak Ridge Disciplined Growth Fund	$13,977,674	$1,890,001	$(600,000)	$133,657	$190,352	$15,591,684	$-	$-
Oak Ridge Dividend Growth Fund	9,601,977	1,667,233	-	-	481,784	11,750,994	67,234	-
Oak Ridge Dynamic Small Cap Fund	26,855,297	-	(849,999)	169,548	(1,434,489)	24,740,357	-	-
Oak Ridge Global Resources & Infrastructure Fund	12,227,212	-	(1,150,000)	98,890	(1,888,016)	9,288,086	-	-
Oak Ridge International Small Cap Fund	3,450,847	-	(150,000)	(7,773)	(530,564)	2,762,510	-	-
Total				$394,322	$(3,180,933)	$64,133,631	$67,234	$-

67

Oak Ridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Oak Ridge Disciplined Growth Fund	1,062,133	138,738	(41,638)	1,159,233
Oak Ridge Dividend Growth Fund	613,545	106,051	-	719,596
Oak Ridge Dynamic Small Cap Fund	1,773,798	-	(54,524)	1,719,274
Oak Ridge Global Resources & Infrastructure Fund	922,808	-	(93,515)	829,293
Oak Ridge International Small Cap Fund	271,293	-	(12,146)	259,147
Total				4,686,543

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 7, 2018, to shareholders of record on December 6, 2018 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain	Income
Small Cap Growth Fund	Class A Shares	$2.45998	$-	$-
Small Cap Growth Fund	Class C Shares	2.45998	-	-
Small Cap Growth Fund	Class I Shares	2.45998	-	-
Small Cap Growth Fund	Class K Shares	2.45998	-	-
International Small Cap Fund	Class A Shares	0.47100	0.27742	0.13831
International Small Cap Fund	Class I Shares	0.47100	0.27742	0.16925
Dynamic Small Cap Fund	Class A Shares	0.26690	2.01634	-
Dynamic Small Cap Fund	Class I Shares	0.26690	2.01634	-
Disciplined Growth Fund	Class I Shares	0.10496	-	-
Multi Strategy Fund	Class A Shares	8.37458	-	-
Multi Strategy Fund	Class C Shares	8.37458	-	-
Multi Strategy Fund	Class I Shares	8.37458	-	-
Dividend Growth Fund	Class A Shares	0.07006	0.15232	0.07466
Dividend Growth Fund	Class I Shares	0.07006	0.15232	0.08476

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

68

Oak Ridge Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 20-21, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Oak Ridge Investments, LLC (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each, a “Fund” and together, the “Funds”):

•	the Oak Ridge Disciplined Growth Fund (the “Disciplined Growth Fund”),

•	the Oak Ridge Dividend Growth Fund (the “Dividend Growth Fund”),

•	the Oak Ridge Dynamic Small Cap Fund (the “Dynamic Fund”),

•	the Oak Ridge International Small Cap Fund (the “International Fund”),

•	the Oak Ridge Multi Strategy Fund (the “Multi Strategy Fund”), and

•	the Oak Ridge Small Cap Growth Fund (the “Small Cap Fund”).

The Board and the Independent Trustees also approved renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Algert Global, LLC (the “Sub-Advisor”) with respect to the Dynamic Fund and the International Fund, for an additional one-year term from when it otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.”

In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended March 31, 2018; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. The Board noted that the Investment Advisor was proposing to reorganize the Funds out of the Trust into newly created series of a newly created trust managed by another investment advisor. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

69

Oak Ridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Oak Ridge Investments, LLC

Nature, Extent and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

•	The Disciplined Growth Fund’s total return for the one-year period was below the Peer Group median return, the Russell 3000 Growth Index return, and the Large Growth Fund Universe median return by 2.06%, 3.18%, and 3.42%, respectively. The Trustees noted, however, that the Fund outperformed the Peer Group, the Fund Universe, and the Russell Index over the six-month period. They also noted Broadridge’s observation that the main detractor from performance over the one-year period was the Fund’s significant cash position. The Trustees also considered that the Fund had been operating for a short period, and that performance over longer periods would be more meaningful.

•	The Dividend Growth Fund’s total return for the one-year period was above the Peer Group and Large Blend Fund Universe median returns, but below the S&P 500 Index return by 0.38%. The Fund’s annualized total return for the three-year period was above the Peer Group median return, but below the Fund Universe median return and the S&P 500 Index return by 0.57% and 2.28%, respectively. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance over the three-year period was due to the strong performance of the information technology sector, particularly within the security groups that do not meet the Fund’s yield criteria, as well as the Fund’s significant cash position.

•	The Dynamic Fund’s annualized total returns for the one-, three- and five-year periods were higher than the Peer Group and Small Blend Fund Universe median returns and the Russell 2000 Index returns.

•	The International Fund’s total return for the one-year period was below the Peer Group and Foreign Small/Mid Blend Fund Universe median returns and the MSCI EAFE Small Cap Index return by 1.56%, 2.65%, and 3.07%, respectively. The Trustees noted the Investment Advisor’s explanation that the Fund’s relative value and quality models detracted from the Fund’s performance over the one-year period, as higher volatility stocks generally outperformed other stocks and an accelerating global economy encouraged growth stocks to outperform value stocks. The Trustees also considered that the Fund had been operating for a short period, and that performance over longer periods would be more meaningful.

•	With respect to the Multi Strategy Fund, the Trustees noted that although Morningstar had placed the Multi Strategy Fund in the Allocation—85%+Equity Fund Universe, the Investment Advisor believes the Tactical Allocation Fund Universe provides a more appropriate basis of comparison because the Fund is able to shift across various asset classes; does not place restrictions on the level of assets allocated to any particular asset class; and can invest greater than 15% in fixed income securities, and that Broadridge had provided performance and fee comparisons with respect to each of the Allocation—85%+Equity Fund Universe and Tactical Allocation Fund Universe, and their respective Peer Groups. The Multi Strategy Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns for each of the Allocation—85%+Equity Fund Universe and Tactical Allocation Fund Universe, as well as the S&P 500 Index return, but below the Russell 1000 Growth Index return by 5.23%. The Fund’s annualized total return for the three-year period was above the median returns of each Peer Group and Fund Universe, but below the S&P Index return by 2.26% and the Russell Index return by 4.38%. For the five-year period, the Fund’s annualized total return was above the median returns of each Peer Group and Fund Universe, but below the S&P Index and Russell Index returns by 1.50% and 3.72%, respectively. The Fund’s annualized total return for the ten-year period was above the median returns of each Peer Group and Fund Universe, but below the S&P Index return by 1.53% and the Russell Index return by 3.38%. The Trustees noted Broadridge’s observation that the Fund had not yet completed a full year operating under its new multi-strategy mandate, but that the Fund’s early results have been strong. The Trustees also noted Broadridge’s belief that because the Fund can invest in non-U.S. stocks and bonds, it will likely perform differently than its U.S. centric benchmarks.

70

Oak Ridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Small Cap Fund’s total return for the one-year period was above the Russell 2000 Index return, the Small Growth Fund Universe median return and the Russell 2000 Growth Index return, but below the Peer Group median return by 1.86%. The Fund’s annualized total return for the three-year period was below the Russell 2000 Index return by 3.96%, the Peer Group median return by 4.27%, the Russell 2000 Growth Index return by 4.34%, and the Fund Universe median return by 4.59%. The Fund’s annualized total return for the five-year period was below the Russell 2000 Index return, the Fund Universe and Peer Group median returns, and the Russell 2000 Growth Index return by 1.61%, 2.06%, 2.98%, and 3.04%, respectively. The Fund’s annualized total return for the ten-year period was below the Russell 2000 Index return, the Peer Group and Fund Universe median returns, and the Russell 2000 Growth Index return by 0.16%, 0.65%, 0.78%, and 1.27%, respectively. The Trustees considered the Investment Advisor’s beliefs that the Fund continues to meet its long-term objective of capital appreciation while taking less risk than the funds in the Peer Group and Fund Universe; that during stronger upward market trends, the Fund’s focus on quality investments can lead to underperformance; and that after ten years without a market correction, the Fund’s returns have lagged those of its peers and benchmarks. The Trustees also considered the Investment Advisor’s explanation that as dormant volatility began to resurge in early 2018, the trend supported the Investment Advisor’s style of investing which led to the Fund outperforming the Peer Group by over 500 basis points in the second half of the trailing one-year period.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor with respect to the Dynamic Fund and the International Fund, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of each Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

71

Oak Ridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Disciplined Growth Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median and the same as the Large Growth Fund Universe median. The Trustees considered that the Fund’s advisory fee was lower than or the same as the Investment Advisor’s standard fee schedule for institutional client accounts managed using its all cap growth strategy up to the $25 million asset level, and higher than its standard fee schedule above that level. The Board noted, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median but higher than the Fund Universe median by 0.14%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Dividend Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median but higher than the Large Blend Fund Universe median by 0.10%. The Trustees noted that the Fund’s advisory fee was the same as or lower than the Investment Advisor’s standard fee schedule for institutional client accounts managed using its dividend growth strategy up to the $25 million asset level, and higher than its standard fee schedule above that level. The Board noted, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were slightly higher than the Peer Group median by 0.01%, and higher than the Fund Universe median by 0.26%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Dynamic Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Small Blend Fund Universe medians by 0.04% and 0.085%, respectively. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

72

Oak Ridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.14% and 0.15%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Investment Advisor’s observation that many of the funds included in the Peer Group and Fund Universe were members of fund complexes managed by investment advisors with greater resources than the Investment Advisor that were able to cap their funds’ total expenses at lower levels than those of the Fund.

•	The International Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median and slightly higher than the Foreign Small/Mid Blend Fund Universe median by 0.03%. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.11% and 0.14%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Multi Strategy Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Allocation—85%+Equity Fund Universe medians by 0.40%. However, the Trustees considered that the Investment Advisor does not receive advisory fees from the Fund with respect to assets that are invested in underlying funds advised by the Investment Advisor, and that since July 18, 2017, when the Fund changed its mandate from large-cap growth to multi-strategy, the Investment Advisor received a net advisory fee of approximately 0.01% from the Fund. Compared to the advisory fees of funds in the Tactical Allocation Fund Universe, the gross advisory fee of the Multi Strategy Fund was lower than the medians of both the Fund Universe and the Peer Group. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also noted that the Fund’s advisory fee was lower than the advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.97% and 1.01%, respectively. The Trustees considered, however, Broadridge’s explanation that the Fund’s net expenses were shown as of November 2017 and represented net expenses over a mix of periods during which the Fund was managed as a fund of funds and as a large cap growth stock fund, which funds generally have much higher expenses than the funds of funds included in the Fund Universe and Peer Group. The Trustees also considered that the Fund’s annual total expenses included the Fund’s stated advisory fee, and as they had previously noted, the Investment Advisor had waived most of the Fund’s advisory fee for the period. Compared to the total expenses of funds in the Tactical Allocation Fund Universe, the annual net total expense of the Multi Strategy Fund was the same as the median of the Peer Group but higher than the median of the Fund Universe by 0.07%.

73

Oak Ridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Small Cap Fund’s annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group median by 0.005%, and higher than the Small Growth Fund Universe median by 0.05%. The Trustees noted that the advisory fee for the Fund is lower than the Investment Advisor’s standard fee schedule for institutional client accounts managed using its small-mid cap growth strategy up to the $25 million asset level, but higher than its standard fee schedule above that level. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than Fund Universe median by 0.06%.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended March 31, 2018, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Dividend Fund and Disciplined Growth Fund, had waived substantial portions of its advisory fee for the Dynamic Fund and International Fund, had waived a portion of its advisory fee for the Small Cap Fund, had recouped fees previously waived for the Multi Strategy Fund, and had not realized a profit with respect to the Dividend Fund, Dynamic Fund, Multi Strategy Fund, and Disciplined Growth Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the International Fund and the Small Cap Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than its receipt of investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints for the Dividend Fund, Dynamic Fund, International Fund, Multi Strategy Fund, and Disciplined Growth Fund, the asset levels of those Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow. With regard to the Small Cap Fund, the Board noted that the advisory fee schedule for the Fund included a breakpoint at $1 billion, and therefore economies of scale would be shared by the Investment Advisor with the Fund’s shareholders as the assets of the Fund grow.

74

Oak Ridge Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Algert Global, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Dynamic Fund and the International Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of each Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of each Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of each Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Dynamic Fund and the International Fund were satisfactory.

Sub-Advisory Fees

The Board reviewed information regarding the sub-advisory fees charged by the Sub-Advisor with respect to the Dynamic Fund and the International Fund, and noted that the sub-advisory fees for the Dynamic Fund and the International Fund were the same as the Sub-Advisor’s standard fees for institutional client accounts managed using its U.S. small cap strategy and international small cap strategy, respectively, up to the $25 million asset level, but higher than its standard fees above that level. The Board noted, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Sub-Advisor’s institutional clients. The Board noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fees out of the Investment Advisor’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Dynamic Fund and the International Fund.

Benefits to the Sub-Advisor

The Board also considered the benefits received by the Sub-Advisor as a result of its relationship with the Dynamic Fund and International Fund, other than the receipt of its sub-advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement with respect to the Funds, as applicable.

75

Oak Ridge Funds

EXPENSE EXAMPLES

For the Six Months Ended November 30, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from June 1, 2018 to November 30, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

76

Oak Ridge Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended November 30, 2018 (Unaudited)

Small Cap Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		6/1/18	11/30/18	6/1/18-11/30/18
Class A	Actual Performance	$1,000.00	$984.00	$6.89
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.14	7.01
Class C	Actual Performance	1,000.00	980.80	10.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.38	10.78
Class I	Actual Performance	1,000.00	985.20	5.65
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.40	5.75
Class K	Actual Performance	1,000.00	985.60	4.91
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.13	4.99

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39%, 2.14%, 1.14% and 0.99% for Class A, Class C, Class I and Class K, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

International Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		6/1/18	11/30/18	6/1/18-11/30/18
Class A	Actual Performance	$1,000.00	$836.20	$6.90
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.55	7.59
Class I	Actual Performance	1,000.00	838.10	5.76
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.80	6.33

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

77

Oak Ridge Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended November 30, 2018 (Unaudited)

Dynamic Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		6/1/18	11/30/18	6/1/18-11/30/18
Class A	Actual Performance	$1,000.00	$948.90	$6.85
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.04	7.09
Class I	Actual Performance	1,000.00	950.50	5.63
	Hypothetical (5% annual return before expenses)	1,000.00	1,025.07	5.84

*	Expenses are equal to the Fund’s annualized expense ratios of 1.40% and 1.15% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Disciplined Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		6/1/18	11/30/18	6/1/18-11/30/18
Class I	Actual Performance	$1,000.00	$1,022.00	$4.81
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.31	4.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Multi Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		6/1/18	11/30/18	6/1/18-11/30/18
Class A	Actual Performance	$1,000.00	$955.80	$5.46
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.48	5.64
Class C	Actual Performance	1,000.00	952.00	9.67
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.16	9.99
Class I	Actual Performance	1,000.00	956.40	5.17
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.79	5.34

*	Expenses are equal to the Fund’s annualized expense ratios of 1.11%, 1.98% and 1.05% for Class A, Class C and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

78

Oak Ridge Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended November 30, 2018 (Unaudited)

Dividend Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		6/1/18	11/30/18	6/1/18-11/30/18
Class A	Actual Performance	$1,000.00	$1,048.80	$6.42
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.80	6.32
Class I	Actual Performance	1,000.00	1,049.60	5.13
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.06	5.06

*	Expenses are equal to the Fund’s annualized expense ratios of 1.25% and 1.00% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.
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Oak Ridge Funds

Each a series of Investment Managers Series Trust

Advisor

Oak Ridge Investments, LLC

10 South LaSalle Street

Suite 1900

Chicago, Illinois 60603

Sub-Advisor

Algert Global LLC

One Maritime Plaza, Suite 1525

San Francisco, California 94111

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 10th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Oak Ridge Small Cap Growth Fund - Class A	ORIGX	46141P 123
Oak Ridge Small Cap Growth Fund - Class C	ORICX	46141P 131
Oak Ridge Small Cap Growth Fund - Class I	ORIYX	46141P 156
Oak Ridge Small Cap Growth Fund - Class K	ORIKX	46141P 149
Oak Ridge International Small Cap Fund - Class A	ORIAX	46141Q 717
Oak Ridge International Small Cap Fund - Class I	ORIIX	46141Q 691
Oak Ridge Dynamic Small Cap Fund - Class A	ORSAX	46141Q 733
Oak Ridge Dynamic Small Cap Fund - Class I	ORSIX	46141Q 725
Oak Ridge Disciplined Growth Fund - Class I	ODGIX	46141Q 469
Oak Ridge Multi Strategy Fund - Class A	ORILX	46141P 180
Oak Ridge Multi Strategy Fund - Class C	ORLCX	46141P 172
Oak Ridge Multi Strategy Fund - Class I	PORYX	46141P 164
Oak Ridge Dividend Growth Fund - Class A	ORDAX	46141P 727
Oak Ridge Dividend Growth Fund - Class I	ORDNX	46141P 719

Privacy Principles of the Oak Ridge Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Oak Ridge Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 551-5521.

Oak Ridge Funds

P.O. Box 2175

Milwaukee, Wisconsin 53201

Toll Free: (855) 551-5521

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	2/8/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	2/8/2019

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	2/8/2019